UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Strategic Real Return

Fund

Semiannual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Class A	1.04%
Actual		$ 1,000.00	$ 1,012.30	$ 5.22
Hypothetical A		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.05%
Actual		$ 1,000.00	$ 1,013.30	$ 5.27
Hypothetical A		$ 1,000.00	$ 1,019.70	$ 5.29
Class B	1.75%
Actual		$ 1,000.00	$ 1,009.50	$ 8.77
Hypothetical A		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.80%
Actual		$ 1,000.00	$ 1,008.50	$ 9.01
Hypothetical A		$ 1,000.00	$ 1,015.96	$ 9.05
Strategic Real Return	.76%
Actual		$ 1,000.00	$ 1,013.70	$ 3.82
Hypothetical A		$ 1,000.00	$ 1,021.14	$ 3.83
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,013.30	$ 4.22
Hypothetical A		$ 1,000.00	$ 1,020.74	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's new assets)
	As of March 31, 2013	As of September 30, 2012
Commodity Related Investments*	23.7%	24.7%
Inflation-Protected Investments	28.9%	27.9%
Floating Rate High Yield**	25.2%	24.9%
Real Estate Related Investments	21.0%	20.7%
Cash & Cash Equivalents	1.1%	1.4%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 28.9%	U.S. Government and U.S. Government Agency Obligations 27.9%
AAA 0.0%*	AAA 0.0%*
AA 0.3%	AA 0.6%
A 0.4%	A 0.3%
BBB 1.0%	BBB 1.2%
BB and Below 22.8%	BB and Below 22.6%
Not Rated 4.8%	Not Rated 5.1%
Equities† 39.0%	Equities†† 38.8%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.7%

†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.7%

* Amount represents less than 0.1%

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of March 31, 2013*		As of September 30, 2012**
	Stocks 15.3%		Stocks 14.1%
	U.S. Government and U.S. Government Agency Obligations 28.9%		U.S. Government and U.S. Government Agency Obligations 27.9%
	Corporate Bonds 3.2%		Corporate Bonds 3.8%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 1.1%
	Floating Rate Loans 23.3%		Floating Rate Loans 22.7%
	CMOs and Other Mortgage Related Securities 1.9%		CMOs and Other Mortgage Related Securities 2.2%
	Other Investments† 23.7%		Other Investments†† 24.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.5%
* Foreign investments	3.9%	** Foreign investments	3.2%
* U.S. Treasury Inflation-Indexed Securities	28.9%	** U.S. Treasury Inflation-Indexed Securities	27.9%

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.7%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.7%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable.

Semiannual Report

Investments March 31, 2013

Showing Percentage of Net Assets

Corporate Bonds - 2.1%
		Principal Amount (e)	Value

Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 117,813
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	725,375
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,042,000
Redwood Trust, Inc. 4.625% 4/15/18		500,000	550,000
			2,317,375
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		360,000	720
TOTAL FINANCIALS			2,318,095
TOTAL CONVERTIBLE BONDS			2,435,908
Nonconvertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		589,555	791,228
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		189,000	209,790
KB Home:
5.875% 1/15/15		284,000	298,200
7.25% 6/15/18		470,000	517,000
8% 3/15/20		140,000	161,350
9.1% 9/15/17		550,000	646,250
Lennar Corp.:
4.125% 12/1/18 (g)		260,000	259,350
5.6% 5/31/15		284,000	303,170
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,310,910
Meritage Homes Corp. 7% 4/1/22		470,000	524,050
Ryland Group, Inc. 8.4% 5/15/17		129,000	153,349
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 1,458,000	$ 1,716,795
10.75% 9/15/16		301,000	373,240
William Lyon Homes, Inc. 8.5% 11/15/20 (g)		95,000	103,788
			6,577,242
Multiline Retail - 0.0%
JC Penney Corp., Inc. 5.75% 2/15/18		165,000	140,250
Sears Holdings Corp. 6.625% 10/15/18		127,000	123,666
			263,916
TOTAL CONSUMER DISCRETIONARY			7,632,386
FINANCIALS - 1.3%
Diversified Financial Services - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (g)		220,000	223,850
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	528,955
			752,805
Real Estate Investment Trusts - 0.8%
Camden Property Trust 5% 6/15/15		265,000	285,916
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	239,045
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	690,722
9.625% 3/15/16		526,000	641,160
Duke Realty LP 6.25% 5/15/13		142,000	142,908
Equity One, Inc.:
5.375% 10/15/15		95,000	103,506
6% 9/15/16		189,000	213,062
6.25% 1/15/17		189,000	214,462
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	308,851
6.3% 9/15/16		900,000	1,042,374
7.072% 6/8/15		95,000	105,344
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	176,117
5.125% 4/1/14		189,000	197,281
6.5% 1/17/17		119,000	137,007
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods/Forsyth LP 5.85% 3/15/17		$ 607,000	$ 680,956
Hospitality Properties Trust:
5.625% 3/15/17		292,000	320,975
6.7% 1/15/18		189,000	216,533
7.875% 8/15/14		95,000	100,281
iStar Financial, Inc.:
5.875% 3/15/16		1,954,000	2,029,718
5.95% 10/15/13		662,000	674,413
6.05% 4/15/15		618,000	644,265
7.125% 2/15/18		265,000	278,250
9% 6/1/17		395,000	442,400
National Retail Properties, Inc. 6.875% 10/15/17		379,000	452,425
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	209,318
Potlatch Corp. 7.5% 11/1/19		189,000	217,350
ProLogis LP 7.625% 7/1/17		297,000	345,993
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	231,393
Senior Housing Properties Trust 6.75% 4/15/20		134,000	152,860
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	101,512
5.25% 1/15/16		189,000	207,425
			11,803,822
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	301,221
6% 4/1/16		189,000	211,154
7.5% 5/15/15		95,000	106,414
CB Richard Ellis Services, Inc.:
5% 3/15/23		270,000	273,051
11.625% 6/15/17		189,000	203,421
Colonial Properties Trust:
6.15% 4/15/13		237,000	237,392
6.25% 6/15/14		302,000	319,004
Colonial Realty LP 6.05% 9/1/16		284,000	318,235
First Industrial LP 5.75% 1/15/16		189,000	201,446
Forest City Enterprises, Inc. 6.5% 2/1/17		1,022,000	988,785
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Kennedy-Wilson, Inc.:
8.75% 4/1/19		$ 190,000	$ 205,200
8.75% 4/1/19 (g)		400,000	432,000
Regency Centers LP 5.875% 6/15/17		114,000	130,987
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	509,438
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	153,959
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (g)		70,000	71,925
			4,663,632
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		4,972,240	3,634,707
TOTAL FINANCIALS			20,854,966
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	211,575
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		818,000	888,553
TOTAL HEALTH CARE			1,100,128
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (g)		165,000	172,425
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	421,012
TOTAL NONCONVERTIBLE BONDS			30,180,917
TOTAL CORPORATE BONDS (Cost $31,535,594)			32,616,825
U.S. Treasury Inflation Protected Obligations - 28.9%
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$ 3,855,814	$ 3,871,238
0.75% 2/15/42		9,018,327	9,426,519
1.75% 1/15/28		12,393,452	15,780,055
2% 1/15/26		11,262,445	14,683,002
2.125% 2/15/40		5,368,147	7,571,463
2.125% 2/15/41		7,945,808	11,260,519
2.375% 1/15/25		11,603,503	15,599,193
2.375% 1/15/27		13,457,137	18,341,288
2.5% 1/15/29		9,692,984	13,559,325
3.625% 4/15/28		6,224,110	9,732,913
3.875% 4/15/29		8,896,929	14,471,501
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		15,498,377	16,475,888
0.125% 4/15/17		13,736,584	14,824,060
0.125% 1/15/22		16,226,414	17,675,871
0.125% 7/15/22		16,571,184	18,079,974
0.125% 1/15/23		18,255,348	19,706,050
0.5% 4/15/15		10,420,036	10,951,864
0.625% 7/15/21		11,412,629	13,068,611
1.125% 1/15/21		14,499,565	17,113,432
1.25% 4/15/14		6,307,194	6,519,652
1.25% 7/15/20		21,635,863	25,867,474
1.375% 7/15/18		7,515,106	8,809,957
1.375% 1/15/20		10,156,062	12,107,468
1.625% 1/15/15		12,092,665	12,906,348
1.625% 1/15/18		6,245,086	7,287,996
1.875% 7/15/15		17,356,729	19,053,557
1.875% 7/15/19		13,323,632	16,322,964
2% 1/15/14		1,003,159	1,036,955
2% 7/15/14		10,693,449	11,324,512
2% 1/15/16		3,927,006	4,379,655
2.125% 1/15/19		11,346,733	13,851,454
2.375% 1/15/17		8,226,597	9,601,610
2.5% 7/15/16		22,952,561	26,573,826
2.625% 7/15/17		9,579,981	11,530,073
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $408,498,500)			449,366,267
Asset-Backed Securities - 0.9%
		Principal Amount (e)	Value
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5642% 3/23/19 (g)(i)		$ 206,422	$ 204,214
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		289,214	290,110
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.555% 1/20/37 (g)(i)		144,982	137,008
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,123,639	988,803
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.555% 4/7/52 (g)(i)		617,824	537,507
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	271,511
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	424,188
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		58,650	58,586
Class B2, 1.6336% 12/28/35 (g)(i)		57,639	55,910
Class D, 9% 12/28/35 (g)		525,651	371,583
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		1,158,838	834,363
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	367,294
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6516% 11/28/39 (g)(i)		900,273	27,008
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8542% 9/25/46 (g)(i)		750,000	264,938
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		800,014	337,892
Merit Securities Corp. Series 13 Class M1, 7.8859% 12/28/33 (i)		1,900,000	2,047,987
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9616% 8/28/38 (g)(i)		836,000	794,200
Class C1B, 7.696% 8/28/38 (g)		1,211,876	1,030,095
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		59,274	23,866
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9455% 2/5/36 (g)(i)		305,524	31
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7841% 9/25/26 (g)(i)		568,000	343,640
Series 2006-1A:
Class A1A, 0.5441% 9/25/26 (g)(i)		315,563	306,285
Class A1B, 0.6141% 9/25/26 (g)(i)		609,000	552,972
Class A2A, 0.5041% 9/25/26 (g)(i)		144,562	142,856
Class C 0.8141% 9/25/26 (g)(i)		250,000	221,200
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class F, 1.4341% 9/25/26 (g)(i)		$ 436,000	$ 381,064
Class G, 1.6341% 9/25/26 (g)(i)		306,000	264,904
Class H, 1.9341% 9/25/26 (g)(i)		814,000	700,528
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6091% 11/21/40 (g)(i)		2,102,976	1,892,678
Class F, 2.2391% 11/21/40 (g)(i)		1,500,000	270,000
TOTAL ASSET-BACKED SECURITIES (Cost $15,514,051)			14,143,221
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3832% 6/15/22 (g)(i)		288,182	283,945
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6947% 1/25/19 (g)(i)		27,832	12,047
Class B4, 4.6947% 1/25/19 (g)(i)		55,664	20,217
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (g)(i)		95,000	109,104
Series 2010-K6 Class B, 5.3546% 12/25/46 (g)(i)		189,000	215,699
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		189,000	196,438
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $712,471)			837,450
Commercial Mortgage Securities - 1.8%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (l)		1,443,330	1,413,899
Banc of America Commercial Mortgage Trust:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		6,729	6,735
Series 2005-1 Class CJ, 5.1989% 11/10/42 (i)		275,000	294,817
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.503% 11/15/15 (g)(i)		2,461,434	2,475,154
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2032% 3/15/22 (g)(i)		90,411	60,877
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.7032% 8/15/17 (g)(i)		210,000	222,075
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4539% 3/11/39 (i)		568,000	572,322
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		$ 379,000	$ 338,986
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(i)	CAD	1,605,000	1,403,081
Class G, 5.01% 5/15/44 (g)(i)	CAD	351,000	289,238
Class H, 5.01% 5/15/44 (g)(i)	CAD	235,000	167,497
Class J, 5.01% 5/15/44 (g)(i)	CAD	235,000	158,320
Class K, 5.01% 5/15/44 (g)(i)	CAD	118,000	67,410
Class L, 5.01% 5/15/44 (g)(i)	CAD	421,000	216,217
Class M, 5.01% 5/15/44 (g)(i)	CAD	1,927,737	892,488
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3332% 12/15/20 (g)(i)		379,000	363,179
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		175,403	176,982
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (g)		850,000	791,081
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		189,000	199,640
Series 2003-C3 Class D, 4.131% 5/15/38		379,000	379,196
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5566% 11/10/46 (g)(i)		580,000	615,267
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		284,773	284,880
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.192% 6/10/31 (g)(i)		390,776	391,894
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)		530,000	563,804
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.575% 12/25/43 (i)(k)		1,156,048	187,588
Series K012 Class X3, 2.2879% 1/25/41 (i)(k)		665,148	96,503
Series K013 Class X3, 2.7899% 1/25/43 (i)(k)		1,124,000	200,173
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		914,982	921,844
GCCFC Commercial Mortgage Trust sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		189,000	189,477
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		188,101	211,488
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		153,654	155,541
Series 1999-C3 Class J, 6.974% 8/15/36		516,000	545,755
Series 2000-C1 Class K, 7% 3/15/33		33,397	25,393
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(i)		530,000	534,910
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Corp. II: - continued
Series 2012-GCJ7:
Class C, 5.7223% 5/10/45 (i)		$ 500,000	$ 563,159
Class D, 5.7223% 5/10/45 (g)(i)		500,000	515,761
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		500,000	504,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(i)		641,000	755,449
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,053,970
Series 2010-CNTR Class D, 6.1838% 8/5/32 (g)(i)		284,000	299,606
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		163,924	167,100
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8856% 6/15/38 (i)		589,000	603,588
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5626% 6/25/43 (g)(i)		365,500	370,665
Series 2011-1 Class B, 5.5626% 6/25/43 (g)(i)		443,000	467,789
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (g)		567,317	496,403
Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	60
Class F, 10.813% 5/15/44 (g)		38,031	4
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	959,592
Series 1997-RR Class F, 7.4013% 4/30/39 (g)(i)		49,111	48,620
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		385,099	289,902
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	859,397
Series 2011-C2:
Class D, 5.3168% 6/15/44 (g)(i)		358,000	377,741
Class E, 5.3168% 6/15/44 (g)(i)		454,000	474,354
Class F, 5.3168% 6/15/44 (g)(i)		343,000	287,104
Class XB, 0.4643% 6/15/44 (g)(i)(k)		12,067,221	432,972
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (i)(k)		125,363	125,213
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		221,937	278,686
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	489,962
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7782% 7/15/24 (g)(i)		341,000	298,737
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		$ 379,000	$ 386,076
Series 2004-C12 Class D, 5.3075% 7/15/41 (i)		426,000	441,934
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	660,456
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1856% 3/15/45 (g)(i)		220,000	167,442
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,195,874)			27,789,453
Common Stocks - 13.5%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Hyatt Hotels Corp. Class A (a)	8,200	354,486
Household Durables - 0.5%
NVR, Inc. (a)	100	108,011
Standard Pacific Corp. (a)	33,250	287,280
Stanley Martin Communities LLC Class B (a)	6,300	6,270,705
		6,665,996
TOTAL CONSUMER DISCRETIONARY		7,020,482
FINANCIALS - 12.6%
Real Estate Investment Trusts - 12.3%
Acadia Realty Trust (SBI)	181,190	5,031,646
Alexandria Real Estate Equities, Inc.	57,785	4,101,579
American Campus Communities, Inc.	11,600	525,944
American Residential Properties, Inc. (g)	32,900	715,575
American Tower Corp.	12,200	938,424
AmREIT, Inc. Class B	10,700	208,222
Anworth Mortgage Asset Corp.	63,600	402,588
Apartment Investment & Management Co. Class A	105,100	3,222,366
Arbor Realty Trust, Inc.	7,000	54,880
Associated Estates Realty Corp.	17,500	326,200
AvalonBay Communities, Inc.	30,778	3,898,649
Aviv REIT, Inc.	8,200	197,292
BioMed Realty Trust, Inc.	7,200	155,520
Boardwalk (REIT)	4,100	252,211
Boston Properties, Inc.	53,015	5,357,696
Camden Property Trust (SBI)	84,235	5,785,260
CapLease, Inc.	152,800	973,336
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.	296,734	$ 7,002,922
Cedar Shopping Centers, Inc.	153,700	939,107
Chesapeake Lodging Trust	166,456	3,818,501
CommonWealth REIT	8,400	188,496
Coresite Realty Corp.	4,100	143,418
Cousins Properties, Inc.	184,200	1,969,098
CyrusOne, Inc.	7,100	162,164
Cys Investments, Inc.	46,480	545,675
DCT Industrial Trust, Inc.	60,127	444,940
DiamondRock Hospitality Co.	22,882	213,031
Digital Realty Trust, Inc.	5,800	388,078
Douglas Emmett, Inc.	166,830	4,159,072
DuPont Fabros Technology, Inc.	36,100	876,147
Dynex Capital, Inc.	63,900	682,452
EastGroup Properties, Inc.	4,000	232,800
Education Realty Trust, Inc.	320,265	3,372,390
Equity Lifestyle Properties, Inc.	42,400	3,256,320
Equity One, Inc.	143,826	3,447,509
Equity Residential (SBI)	69,999	3,854,145
Essex Property Trust, Inc.	33,758	5,083,280
Excel Trust, Inc.	73,828	1,007,752
First Industrial Realty Trust, Inc.	107,300	1,838,049
First Potomac Realty Trust	100,200	1,485,966
General Growth Properties, Inc.	130,241	2,589,191
Glimcher Realty Trust	226,238	2,624,361
Hatteras Financial Corp.	8,300	227,669
HCP, Inc.	129,813	6,472,476
Health Care REIT, Inc.	44,575	3,027,088
Highwoods Properties, Inc. (SBI)	113,063	4,473,903
Home Properties, Inc.	59,900	3,798,858
Host Hotels & Resorts, Inc.	157,081	2,747,347
Kite Realty Group Trust	134,233	904,730
Lexington Corporate Properties Trust	150,800	1,779,440
LTC Properties, Inc.	14,500	590,585
MFA Financial, Inc.	393,966	3,671,763
Mid-America Apartment Communities, Inc.	8,300	573,198
Monmouth Real Estate Investment Corp. Class A	15,500	172,825
National Retail Properties, Inc.	7,400	267,658
Newcastle Investment Corp.	72,300	807,591
NorthStar Realty Finance Corp.	43,600	413,328
Parkway Properties, Inc.	8,500	157,675
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Piedmont Office Realty Trust, Inc. Class A	67,300	$ 1,318,407
Prologis, Inc.	301,468	12,052,691
Public Storage	76,334	11,627,195
Retail Properties America, Inc.	103,300	1,528,840
Select Income (REIT)	10,966	290,051
Senior Housing Properties Trust (SBI)	32,300	866,609
Silver Bay Realty Trust Corp.	1,343	27,792
Simon Property Group, Inc.	119,480	18,944,749
SL Green Realty Corp.	81,719	7,036,823
Stag Industrial, Inc.	39,800	846,546
Summit Hotel Properties, Inc.	29,000	303,630
Sun Communities, Inc.	24,220	1,194,773
Sunstone Hotel Investors, Inc. (a)	203,018	2,499,152
Terreno Realty Corp.	32,900	591,542
Two Harbors Investment Corp.	27,400	345,514
Ventas, Inc.	226,147	16,553,960
Vornado Realty Trust	21,047	1,760,371
Washington (REIT) (SBI)	17,600	489,984
Weyerhaeuser Co.	14,687	460,878
WP Carey, Inc. (f)	7,900	532,460
		191,830,353
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	52,571	1,327,418
Forest City Enterprises, Inc. Class A (a)	95,313	1,693,712
Kennedy-Wilson Holdings, Inc.	28,000	434,280
		3,455,410
Thrifts & Mortgage Finance - 0.1%
Home Loan Servicing Solutions Ltd.	29,900	697,567
TOTAL FINANCIALS		195,983,330
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	110,472	3,079,959
Emeritus Corp. (a)	129,243	3,591,663
		6,671,622
TOTAL COMMON STOCKS (Cost $196,131,328)		209,675,434
Preferred Stocks - 1.6%
	Shares	Value
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
CommonWealth REIT 6.50%	22,800	$ 545,604
Excel Trust, Inc. 7.00% (g)	43,800	1,137,340
Health Care REIT, Inc. Series I, 6.50%	3,800	236,550
Lexington Corporate Properties Trust Series C, 6.50%	13,700	673,766
		2,593,260
Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	26,265	683,941
FINANCIALS - 1.4%
Real Estate Investment Trusts - 1.4%
AG Mortgage Investment Trust, Inc. 8.00%	12,379	315,417
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	924,000
Series C, 7.625%	2,324	59,587
Series D, 7.50%	11,671	296,443
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,077,111
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	345,818
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	296,416
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	232,366
Armour Residential REIT, Inc. Series B, 7.875%	2,202	55,050
CapLease, Inc. Series B, 8.375%	40,000	1,080,400
CBL & Associates Properties, Inc. 7.375%	10,347	261,986
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	306,101
CenterPoint Properties Trust Series D, 5.377%	5,280	3,115,200
Chesapeake Lodging Trust Series A, 7.75%	4,050	112,752
Coresite Realty Corp. Series A, 7.25%	11,776	308,531
Corporate Office Properties Trust Series J, 7.625%	4,694	117,491
Cousins Properties, Inc.:
Series A, 7.75%	15,100	387,164
Series B, 7.50%	8,259	209,448
Cys Investments, Inc. Series A, 7.75%	2,162	54,655
DDR Corp.:
Series J, 6.50%	6,519	164,866
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.: - continued
Series K, 6.25% (a)(h)	5,623	$ 139,450
Duke Realty LP Series L, 6.60%	1,034	26,377
Dynex Capital, Inc. Series A, 8.50%	20,755	545,649
Equity Lifestyle Properties, Inc. Series C, 6.75%	25,000	645,000
Essex Property Trust, Inc. Series H, 7.125%	1,900	50,521
Excel Trust, Inc. Series B, 8.125%	24,000	626,160
First Potomac Realty Trust 7.75%	22,008	572,208
Glimcher Realty Trust:
6.875% (a)	702	17,480
Series G, 8.125%	6,290	158,382
Series H, 7.50%	2,898	76,101
Hatteras Financial Corp. Series A, 7.625%	5,740	144,820
Hospitality Properties Trust Series C, 7.00%	11,296	287,144
Hudson Pacific Properties, Inc. 8.375%	11,698	311,986
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	166,449
iStar Financial, Inc.:
Series E, 7.875%	3,811	91,502
Series F, 7.80%	7,116	170,072
Kite Realty Group Trust 8.25%	900	23,346
LaSalle Hotel Properties:
Series G, 7.25%	16,540	414,989
Series I, 6.375%	3,663	90,733
LBA Realty Fund II Series B, 7.625% (a)	27,795	542,003
Lexington Realty Trust 7.55%	3,785	94,928
MFA Financial, Inc.:
8.00%	11,262	298,781
Series A, 8.50%	66,122	1,730,413
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	199,136
Series C, 8.875%	10,582	273,545
Parkway Properties, Inc. Series D, 8.00%	5,000	125,350
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	306,245
Series B, 8.00%	7,600	207,860
Series C, 6.50%	5,758	141,935
Pennsylvania (REIT) 7.375%	4,082	104,867
Prologis, Inc.:
Series O, 7.00%	100	2,499
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Prologis, Inc.: - continued
Series Q, 8.54%	3,700	$ 235,413
PS Business Parks, Inc.:
5.70% (a)	5,832	145,100
Series S, 6.45%	3,425	90,420
Saul Centers, Inc.:
8.00%	3,440	89,440
Series C, 6.875%	14,926	390,613
Stag Industrial, Inc. Series A, 9.00%	40,000	1,083,600
Strategic Hotel & Resorts, Inc. Series A, 8.50%	4,614	114,197
Summit Hotel Properties, Inc.:
7.125% (a)	6,788	171,601
Series B, 7.875% (a)	9,827	255,011
Sun Communities, Inc. Series A, 7.125%	15,940	407,267
Taubman Centers, Inc. Series K, 6.25% (a)	4,319	107,932
UMH Properties, Inc. Series A, 8.25%	14,000	372,400
Weingarten Realty Investors (SBI) Series F, 6.50%	14,746	373,074
		22,142,832
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	190,861
TOTAL FINANCIALS		22,333,693
TOTAL NONCONVERTIBLE PREFERRED STOCKS		23,017,634
TOTAL PREFERRED STOCKS (Cost $33,584,325)		25,610,894
Floating Rate Loans - 1.0%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.2%
Extended Stay America, Inc. REL 9.625% 12/1/19	$ 1,500,000	1,593,750
La Quinta:
Tranche A, term loan 1.603% 7/6/14 (i)	104,604	115,326
Floating Rate Loans - continued
	Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
La Quinta: - continued
Tranche B, term loan 1.603% 7/6/14 (i)	$ 78,453	$ 86,494
Tranche D, term loan 2.353% 7/6/14 (i)	1,000,000	1,072,500
		2,868,070
Household Durables - 0.1%
TOUSA, Inc. Tranche 1LN, term loan 7/31/49 (d)	3,000,000	2,160,000
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (i)	1,129,875	1,124,226
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (i)	284,288	288,196
TOTAL CONSUMER DISCRETIONARY		6,440,492
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Blackstone REL 10% 10/1/17	3,000,000	3,180,000
Real Estate Investment Trusts - 0.1%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (i)	575,016	580,048
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9537% 3/26/21 (i)	85,000	85,425
CityCenter term loan 8.75% 7/1/13 (i)	2,606,094	2,606,094
EOP Operating LP term loan 5.25% 2/1/14 (i)	500,000	505,350
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (i)	1,099,000	987,009
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (i)	45,132	45,132
Credit-Linked Deposit 4.4587% 10/10/16 (i)	30,820	30,820
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (i)	570,000	577,125
		4,836,955
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (i)	45,000	45,675
TOTAL FINANCIALS		8,642,678
Floating Rate Loans - continued
	Principal Amount (e)	Value
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.7865% 1/25/17 (i)	$ 91,500	$ 91,729
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)	737,205	713,246
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche A, term loan 2.71% 1/31/17 (i)	182,597	182,826
TOTAL FLOATING RATE LOANS (Cost $16,585,965)		16,070,971
Commodity Funds - 23.7%
	Shares
Fidelity Commodity Strategy Central Fund (j) (Cost $437,515,611)	35,502,185	369,222,712
Fixed-Income Funds - 25.2%

Fidelity Floating Rate Central Fund (j) (Cost $372,434,781)	3,658,405	391,412,751
Preferred Securities - 0.0%
	Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g) (Cost $569,842)	$ 500,000	25,000
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	16,902,255	$ 16,902,255
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	371,250	371,250
TOTAL MONEY MARKET FUNDS (Cost $17,273,505)		17,273,505
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,556,551,847)		1,554,044,483
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,514,781
NET ASSETS - 100%		$ 1,555,559,264
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,454,423 or 2.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,413,899 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 1,397,669
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,367
Fidelity Commodity Strategy Central Fund	149,151
Fidelity Floating Rate Central Fund	9,241,459
Fidelity Securities Lending Cash Central Fund	72
Total	$ 9,405,049
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 332,803,865	$ 62,040,273	$ -	$ 369,222,712	85.2%
Fidelity Floating Rate Central Fund	334,845,337	48,048,981	-	391,412,751	29.1%
Total	$ 667,649,202	$ 110,089,254	$ -	$ 760,635,463
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,704,423	$ 1,433,718	$ -	$ 6,270,705
Financials	220,910,283	214,663,309	2,416,168	3,830,806
Health Care	6,671,622	6,671,622	-	-
Corporate Bonds	32,616,825	-	28,982,118	3,634,707
U.S. Government and Government Agency Obligations	449,366,267	-	449,366,267	-
Asset-Backed Securities	14,143,221	-	7,017,519	7,125,702
Collateralized Mortgage Obligations	837,450	-	805,186	32,264
Commercial Mortgage Securities	27,789,453	-	20,843,589	6,945,864
Floating Rate Loans	16,070,971	-	6,911,457	9,159,514
Fixed-Income Funds	391,412,751	391,412,751	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	17,273,505	17,273,505	-	-
Commodity Funds	369,222,712	369,222,712	-	-
Total Investments in Securities:	$ 1,554,044,483	$ 1,000,677,617	$ 516,342,304	$ 37,024,562
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 37,420,737
Total Realized Gain (Loss)	(12,626,561)
Total Unrealized Gain (Loss)	15,831,124
Cost of Purchases	5,934,482
Proceeds of Sales	(9,898,383)
Amortization/Accretion	(9,586)
Transfers in to Level 3	1,483,753
Transfers out of Level 3	(1,111,004)
Ending Balance	$ 37,024,562
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2013	$ 2,949,152

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (including securities loaned of $363,960) - See accompanying schedule: Unaffiliated issuers (cost $729,327,950)	$ 776,135,515
Fidelity Central Funds (cost $827,223,897)	777,908,968
Total Investments (cost $1,556,551,847)		$ 1,554,044,483
Cash		534,060
Receivable for investments sold		6,232,321
Receivable for fund shares sold		2,977,076
Dividends receivable		1,171,037
Interest receivable		2,199,580
Distributions receivable from Fidelity Central Funds		1,653,299
Receivable from investment adviser for expense reductions		199
Other receivables		4,249
Total assets		1,568,816,304

Liabilities
Payable for investments purchased Regular delivery	$ 9,501,473
Delayed delivery	140,575
Payable for fund shares redeemed	2,058,340
Accrued management fee	719,572
Distribution and service plan fees payable	140,620
Other affiliated payables	240,405
Other payables and accrued expenses	84,805
Collateral on securities loaned, at value	371,250
Total liabilities		13,257,040

Net Assets		$ 1,555,559,264
Net Assets consist of:
Paid in capital		$ 1,859,184,753
Undistributed net investment income		4,392,413
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(305,509,078)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,508,824)
Net Assets		$ 1,555,559,264

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($222,165,085 ÷ 22,730,646 shares)	$ 9.77

Maximum offering price per share (100/96.00 of $9.77)	$ 10.18
Class T: Net Asset Value and redemption price per share ($31,037,655 ÷ 3,170,849 shares)	$ 9.79

Maximum offering price per share (100/96.00 of $9.79)	$ 10.20
Class B: Net Asset Value and offering price per share ($5,145,875 ÷ 528,430 shares)A	$ 9.74

Class C: Net Asset Value and offering price per share ($101,988,234 ÷ 10,534,683 shares)A	$ 9.68

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($741,301,170 ÷ 75,464,362 shares)	$ 9.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($453,921,245 ÷ 46,309,988 shares)	$ 9.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2013

Investment Income
Dividends		$ 3,377,146
Interest		4,845,225
Inflation principal income		1,688,861
Income from Fidelity Central Funds		9,405,049
Total income		19,316,281

Expenses
Management fee	$ 3,987,922
Transfer agent fees	1,111,122
Distribution and service plan fees	833,616
Accounting and security lending fees	284,206
Custodian fees and expenses	22,519
Independent trustees' compensation	2,581
Registration fees	64,705
Audit	93,614
Legal	3,670
Miscellaneous	4,458
Total expenses before reductions	6,408,413
Expense reductions	(100,441)	6,307,972
Net investment income (loss)		13,008,309
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,297,684)
Foreign currency transactions	(713)
Total net realized gain (loss)		(6,298,397)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,250,394
Assets and liabilities in foreign currencies	196
Total change in net unrealized appreciation (depreciation)		13,250,590
Net gain (loss)		6,952,193
Net increase (decrease) in net assets resulting from operations		$ 19,960,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,008,309	$ 31,579,841
Net realized gain (loss)	(6,298,397)	56,673,375
Change in net unrealized appreciation (depreciation)	13,250,590	178,479,606
Net increase (decrease) in net assets resulting from operations	19,960,502	266,732,822
Distributions to shareholders from net investment income	(14,623,072)	(48,021,133)
Distributions to shareholders from net realized gain	(4,225,527)	(54,380,158)
Total distributions	(18,848,599)	(102,401,291)
Share transactions - net increase (decrease)	208,526,947	(4,640,147,542)
Redemption fees	38,574	80,871
Total increase (decrease) in net assets	209,677,424	(4,475,735,140)

Net Assets
Beginning of period	1,345,881,840	5,821,616,980
End of period (including undistributed net investment income of $4,392,413 and undistributed net investment income of $6,007,176, respectively)	$ 1,555,559,264	$ 1,345,881,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.78	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23
Income from Investment Operations
Net investment income (loss) E	.083	.178	.233	.171	.146	.444
Net realized and unrealized gain (loss)	.035	.940	.101	.840	(.528)	(.820)
Total from investment operations	.118	1.118	.334	1.011	(.382)	(.376)
Distributions from net investment income	(.098)	(.128) H	(.214)	(.111)	(.208)	(.424)
Distributions from net realized gain	(.030)	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.128)	(.538)	(.214)	(.221)	(.688)	(.494)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.77	$ 9.78	$ 9.20	$ 9.08	$ 8.29	$ 9.36
Total Return B,C,D	1.23%	12.66%	3.60%	12.46%	(2.73)%	(3.96)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.04% A	1.04%	1.01%	1.02%	1.03%	1.01%
Expenses net of fee waivers, if any	1.04% A	1.03%	1.01%	1.02%	1.03%	1.01%
Expenses net of all reductions	1.03% A	1.03%	1.01%	1.02%	1.03%	1.01%
Net investment income (loss)	1.72% A	1.88%	2.41%	1.98%	1.98%	4.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 222,165	$ 222,335	$ 219,906	$ 168,216	$ 112,929	$ 125,074
Portfolio turnover rate G	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.083	.177	.232	.170	.144	.449
Net realized and unrealized gain (loss)	.045	.940	.099	.841	(.521)	(.843)
Total from investment operations	.128	1.117	.331	1.011	(.377)	(.394)
Distributions from net investment income	(.098)	(.127) H	(.211)	(.111)	(.203)	(.417)
Distributions from net realized gain	(.030)	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.128)	(.537)	(.211)	(.221)	(.683)	(.487)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.001
Net asset value, end of period	$ 9.79	$ 9.79	$ 9.21	$ 9.09	$ 8.30	$ 9.36
Total Return B,C,D	1.33%	12.62%	3.56%	12.44%	(2.69)%	(4.12)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.05% A	1.05%	1.02%	1.03%	1.07%	1.01%
Expenses net of fee waivers, if any	1.05% A	1.04%	1.01%	1.03%	1.07%	1.01%
Expenses net of all reductions	1.04% A	1.04%	1.01%	1.03%	1.07%	1.01%
Net investment income (loss)	1.71% A	1.87%	2.40%	1.98%	1.95%	4.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,038	$ 30,648	$ 29,038	$ 27,373	$ 23,500	$ 27,405
Portfolio turnover rate G	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21
Income from Investment Operations
Net investment income (loss) E	.048	.111	.162	.108	.093	.376
Net realized and unrealized gain (loss)	.043	.940	.099	.845	(.536)	(.824)
Total from investment operations	.091	1.051	.261	.953	(.443)	(.448)
Distributions from net investment income	(.061)	(.061) H	(.131)	(.083)	(.147)	(.353)
Distributions from net realized gain	(.030)	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.091)	(.471)	(.131)	(.193)	(.627)	(.423)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.001
Net asset value, end of period	$ 9.74	$ 9.74	$ 9.16	$ 9.03	$ 8.27	$ 9.34
Total Return B,C,D	.95%	11.89%	2.82%	11.73%	(3.53)%	(4.63)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.77%	1.74%	1.75%	1.76%	1.71%
Expenses net of fee waivers, if any	1.75% A	1.73%	1.73%	1.75%	1.75%	1.71%
Expenses net of all reductions	1.74% A	1.73%	1.73%	1.75%	1.75%	1.71%
Net investment income (loss)	1.00% A	1.18%	1.68%	1.26%	1.27%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,146	$ 5,743	$ 6,587	$ 7,406	$ 5,992	$ 8,847
Portfolio turnover rate G	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19
Income from Investment Operations
Net investment income (loss) E	.045	.105	.158	.105	.088	.366
Net realized and unrealized gain (loss)	.036	.933	.107	.838	(.532)	(.826)
Total from investment operations	.081	1.038	.265	.943	(.444)	(.460)
Distributions from net investment income	(.061)	(.058) H	(.135)	(.083)	(.146)	(.350)
Distributions from net realized gain	(.030)	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.091)	(.468)	(.135)	(.193)	(.626)	(.420)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.68	$ 9.69	$ 9.12	$ 8.99	$ 8.24	$ 9.31
Total Return B,C,D	.85%	11.80%	2.88%	11.65%	(3.55)%	(4.77)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.81% A	1.81%	1.77%	1.78%	1.83%	1.80%
Expenses net of fee waivers, if any	1.80% A	1.80%	1.76%	1.78%	1.83%	1.80%
Expenses net of all reductions	1.80% A	1.80%	1.76%	1.78%	1.83%	1.80%
Net investment income (loss)	.95% A	1.12%	1.65%	1.23%	1.19%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,988	$ 94,134	$ 89,790	$ 66,399	$ 44,744	$ 50,837
Portfolio turnover rate G	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.097	.212	.262	.196	.166	.479
Net realized and unrealized gain (loss)	.035	.941	.098	.846	(.529)	(.834)
Total from investment operations	.132	1.153	.360	1.042	(.363)	(.355)
Distributions from net investment income	(.112)	(.154) G	(.250)	(.122)	(.227)	(.446)
Distributions from net realized gain	(.030)	(.410) G	-	(.110)	(.480)	(.070)
Total distributions	(.142)	(.564)	(.250)	(.232)	(.707)	(.516)
Redemption fees added to paid in capital D	- I	.001	- I	- I	- I	.001
Net asset value, end of period	$ 9.82	$ 9.83	$ 9.24	$ 9.13	$ 8.32	$ 9.39
Total Return B,C	1.37%	13.03%	3.87%	12.81%	(2.48)%	(3.73)%
Ratios to Average Net Assets E,H
Expenses before reductions	.76% A	.75%	.72%	.73%	.77%	.73%
Expenses net of fee waivers, if any	.76% A	.73%	.71%	.73%	.77%	.73%
Expenses net of all reductions	.75% A	.73%	.71%	.73%	.77%	.73%
Net investment income (loss)	2.00% A	2.18%	2.70%	2.28%	2.25%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 741,301	$ 649,200	$ 3,541,743	$ 4,069,023	$ 4,914,336	$ 4,868,074
Portfolio turnover rate F	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25
Income from Investment Operations
Net investment income (loss) D	.093	.202	.258	.194	.166	.475
Net realized and unrealized gain (loss)	.035	.947	.099	.848	(.529)	(.841)
Total from investment operations	.128	1.149	.357	1.042	(.363)	(.366)
Distributions from net investment income	(.108)	(.150) G	(.247)	(.122)	(.227)	(.445)
Distributions from net realized gain	(.030)	(.410) G	-	(.110)	(.480)	(.070)
Total distributions	(.138)	(.560)	(.247)	(.232)	(.707)	(.515)
Redemption fees added to paid in capital D	- I	.001	- I	- I	- I	.001
Net asset value, end of period	$ 9.80	$ 9.81	$ 9.22	$ 9.11	$ 8.30	$ 9.37
Total Return B,C	1.33%	13.01%	3.84%	12.84%	(2.49)%	(3.85)%
Ratios to Average Net Assets E,H
Expenses before reductions	.84% A	.81%	.76%	.75%	.77%	.75%
Expenses net of fee waivers, if any	.84% A	.80%	.76%	.75%	.77%	.75%
Expenses net of all reductions	.83% A	.80%	.75%	.75%	.77%	.75%
Net investment income (loss)	1.92% A	2.12%	2.66%	2.25%	2.24%	4.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 453,921	$ 343,822	$ 813,551	$ 716,052	$ 571,760	$ 514,011
Portfolio turnover rate F	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013

1. Organization.

Fidelity® Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through October 21, 2011, and all outstanding shares were redeemed by October 21, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swap Agreements
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee

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Investment Valuation - continued

(the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the heirarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid

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Investment Valuation - continued

price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/13	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$430,168	Discounted cash flow	Yield	5.8% - 10% / 9.4%	Decrease
Collateralized Mortgage Obligations	$32,264	Discounted cash flow	Yield	14% - 14.5% / 14.3%	Decrease
Commercial Mortgage Securities	$289,902	Comparable	Spread	24.9%	Decrease
Common Stock	$6,270,705	Adjusted book value	Book value multiple	1.0	Increase
Corporate Bonds	$3,634,707	Discounted cash flow	Yield	22.5%	Decrease
Floating Rate Loans	$5,786,094	Discounted cash flow	Yield	8.7% - 8.8% / 8.7%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

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Investment Valuation - continued

For the unobservable inputs listed in the table above, a significant increase in yields, spreads or constant prepayment rates could result in a significant decrease to the fair value measurement. A significant increase in estimated recovery rates, transactions prices or book value multiples could result in a significant increase to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

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Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended September 30, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 95,312,981
Gross unrealized depreciation	(114,054,881)
Net unrealized appreciation (depreciation) on securities and other investments	(18,741,900)

Tax cost	$ 1,572,786,383

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (281,231,487)
2018	(2,428,473)
Total capital loss carryforward	$ (283,659,960)

Due to large redemptions in a prior period, $283,659,960 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to ..75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

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Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $187,568,657 and $55,823,939, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 279,317	$ 4,203
Class T	-%	.25%	38,554	345
Class B	.65%	.25%	24,638	17,826
Class C	.75%	.25%	491,107	85,441
			$ 833,616	$ 107,815

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,821
Class T	3,324
Class B*	2,259
Class C*	2,938
$ 26,342

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

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Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 177,247.16
Class T	26,063.17
Class B	6,633.24
Class C	84,169.17
Strategic Real Return	434,398.13
Institutional Class	382,612.21
	$ 1,111,122

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,803 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,575 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $72. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

During the period, FMR contractually agreed to waive a portion of the Fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on the Fund's proportionate ownership of the Central Fund. This waiver reduced the Fund's management fee by $41,493. Effective December 31, 2012, this waiver arrangement was terminated when Geode, an unaffiliated investment manager of FMR, replaced FMRC as the investment manager for Fidelity Commodity Strategy Central Fund and its subsidiary.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.75%	$ 571

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8. Expense Reductions - continued

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $177.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $58,078 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $122.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2013	Year ended September 30, 2012A,B
From net investment income
Class A	$ 2,269,894	$ 3,008,280
Class T	312,052	402,758
Class B	34,752	41,934
Class C	615,993	565,159
Strategic Real Return	7,544,527	27,969,381
Class F	-	8,050,092
Institutional Class	3,845,854	7,983,529
Total	$ 14,623,072	$ 48,021,133
From net realized gain
Class A	$ 700,228	$ 9,700,542
Class T	96,028	1,299,086
Class B	16,972	274,941
Class C	305,193	3,954,962
Strategic Real Return	2,031,418	25,681,982
Institutional Class	1,075,688	13,468,645
Total	$ 4,225,527	$ 54,380,158

A All Class F shares were redeemed on October 21, 2011.

B The amounts shown reflect certain reclassifications related to book to tax differences.

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Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012A	Six months ended March 31, 2013	Year ended September 30, 2012A
Class A
Shares sold	3,272,511	4,546,984	$ 31,722,849	$ 42,952,906
Reinvestment of distributions	231,564	1,073,931	2,229,544	9,826,860
Shares redeemed	(3,508,183)	(6,794,492)	(33,978,073)	(63,823,907)
Net increase (decrease)	(4,108)	(1,173,577)	$ (25,680)	$ (11,044,141)
Class T
Shares sold	330,588	732,783	$ 3,210,506	$ 6,962,467
Reinvestment of distributions	36,538	157,763	352,482	1,448,105
Shares redeemed	(325,424)	(913,936)	(3,149,965)	(8,624,935)
Net increase (decrease)	41,702	(23,390)	$ 413,023	$ (214,363)
Class B
Shares sold	23,418	25,870	$ 226,831	$ 242,066
Reinvestment of distributions	4,273	27,430	41,013	250,401
Shares redeemed	(88,746)	(182,828)	(858,230)	(1,723,949)
Net increase (decrease)	(61,055)	(129,528)	$ (590,386)	$ (1,231,482)
Class C
Shares sold	1,578,009	1,614,136	$ 15,175,696	$ 15,135,484
Reinvestment of distributions	84,879	433,947	809,527	3,940,152
Shares redeemed	(845,133)	(2,180,687)	(8,125,766)	(20,357,240)
Net increase (decrease)	817,755	(132,604)	$ 7,859,457	$ (1,281,604)
Strategic Real Return
Shares sold	16,241,223	17,998,125	$ 157,975,265	$ 170,736,896
Reinvestment of distributions	932,019	5,579,449	9,016,753	51,346,847
Shares redeemed	(7,760,869)	(340,855,724) B	(75,529,019)	(3,205,727,988) B
Net increase (decrease)	9,412,373	(317,278,150)	$ 91,462,999	$ (2,983,644,245)
Class F
Shares sold	-	7,877,360	$ -	$ 73,260,294
Reinvestment of distributions	-	875,962	-	8,050,092
Shares redeemed	-	(130,189,980) B	-	(1,225,059,560) B
Net increase (decrease)	-	(121,436,658)	$ -	$ (1,143,749,174)
Institutional Class
Shares sold	14,711,816	18,914,085	$ 143,024,300	$ 179,131,680
Reinvestment of distributions	421,205	1,916,162	4,065,012	17,588,913
Shares redeemed	(3,880,433)	(73,986,633) B	(37,681,778)	(695,703,126) B
Net increase (decrease)	11,252,588	(53,156,386)	$ 109,407,534	$ (498,982,533)

A All class F shares were redeemed on October 21, 2011.

B Amount includes in-kind redemptions.

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11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2013 and for the year ended September 30, 2012, and the financial highlights for the six months ended March 31, 2013 and for each of the five years in the period ended September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2013 and for the year ended September 30, 2012, and the financial highlights for the six months ended March 31, 2013 and for each of the five years in the period ended September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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Management, Inc.

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(Hong Kong) Limited

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(U.K.) Inc.

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(Japan) Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

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Operations Company, Inc.

Boston, MA

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Boston, MA

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The Bank of New York Mellon
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RRS-USAN-0513
1.814962.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Real Return

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

March 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Class A	1.04%
Actual		$ 1,000.00	$ 1,012.30	$ 5.22
Hypothetical A		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.05%
Actual		$ 1,000.00	$ 1,013.30	$ 5.27
Hypothetical A		$ 1,000.00	$ 1,019.70	$ 5.29
Class B	1.75%
Actual		$ 1,000.00	$ 1,009.50	$ 8.77
Hypothetical A		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.80%
Actual		$ 1,000.00	$ 1,008.50	$ 9.01
Hypothetical A		$ 1,000.00	$ 1,015.96	$ 9.05
Strategic Real Return	.76%
Actual		$ 1,000.00	$ 1,013.70	$ 3.82
Hypothetical A		$ 1,000.00	$ 1,021.14	$ 3.83
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,013.30	$ 4.22
Hypothetical A		$ 1,000.00	$ 1,020.74	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's new assets)
	As of March 31, 2013	As of September 30, 2012
Commodity Related Investments*	23.7%	24.7%
Inflation-Protected Investments	28.9%	27.9%
Floating Rate High Yield**	25.2%	24.9%
Real Estate Related Investments	21.0%	20.7%
Cash & Cash Equivalents	1.1%	1.4%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 28.9%	U.S. Government and U.S. Government Agency Obligations 27.9%
AAA 0.0%*	AAA 0.0%*
AA 0.3%	AA 0.6%
A 0.4%	A 0.3%
BBB 1.0%	BBB 1.2%
BB and Below 22.8%	BB and Below 22.6%
Not Rated 4.8%	Not Rated 5.1%
Equities† 39.0%	Equities†† 38.8%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.7%

†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.7%

* Amount represents less than 0.1%

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of March 31, 2013*		As of September 30, 2012**
	Stocks 15.3%		Stocks 14.1%
	U.S. Government and U.S. Government Agency Obligations 28.9%		U.S. Government and U.S. Government Agency Obligations 27.9%
	Corporate Bonds 3.2%		Corporate Bonds 3.8%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 1.1%
	Floating Rate Loans 23.3%		Floating Rate Loans 22.7%
	CMOs and Other Mortgage Related Securities 1.9%		CMOs and Other Mortgage Related Securities 2.2%
	Other Investments† 23.7%		Other Investments†† 24.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.5%
* Foreign investments	3.9%	** Foreign investments	3.2%
* U.S. Treasury Inflation-Indexed Securities	28.9%	** U.S. Treasury Inflation-Indexed Securities	27.9%

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.7%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.7%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable.

Semiannual Report

Investments March 31, 2013

Showing Percentage of Net Assets

Corporate Bonds - 2.1%
		Principal Amount (e)	Value

Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 117,813
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	725,375
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,042,000
Redwood Trust, Inc. 4.625% 4/15/18		500,000	550,000
			2,317,375
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		360,000	720
TOTAL FINANCIALS			2,318,095
TOTAL CONVERTIBLE BONDS			2,435,908
Nonconvertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		589,555	791,228
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		189,000	209,790
KB Home:
5.875% 1/15/15		284,000	298,200
7.25% 6/15/18		470,000	517,000
8% 3/15/20		140,000	161,350
9.1% 9/15/17		550,000	646,250
Lennar Corp.:
4.125% 12/1/18 (g)		260,000	259,350
5.6% 5/31/15		284,000	303,170
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,310,910
Meritage Homes Corp. 7% 4/1/22		470,000	524,050
Ryland Group, Inc. 8.4% 5/15/17		129,000	153,349
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 1,458,000	$ 1,716,795
10.75% 9/15/16		301,000	373,240
William Lyon Homes, Inc. 8.5% 11/15/20 (g)		95,000	103,788
			6,577,242
Multiline Retail - 0.0%
JC Penney Corp., Inc. 5.75% 2/15/18		165,000	140,250
Sears Holdings Corp. 6.625% 10/15/18		127,000	123,666
			263,916
TOTAL CONSUMER DISCRETIONARY			7,632,386
FINANCIALS - 1.3%
Diversified Financial Services - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (g)		220,000	223,850
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	528,955
			752,805
Real Estate Investment Trusts - 0.8%
Camden Property Trust 5% 6/15/15		265,000	285,916
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	239,045
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	690,722
9.625% 3/15/16		526,000	641,160
Duke Realty LP 6.25% 5/15/13		142,000	142,908
Equity One, Inc.:
5.375% 10/15/15		95,000	103,506
6% 9/15/16		189,000	213,062
6.25% 1/15/17		189,000	214,462
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	308,851
6.3% 9/15/16		900,000	1,042,374
7.072% 6/8/15		95,000	105,344
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	176,117
5.125% 4/1/14		189,000	197,281
6.5% 1/17/17		119,000	137,007
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods/Forsyth LP 5.85% 3/15/17		$ 607,000	$ 680,956
Hospitality Properties Trust:
5.625% 3/15/17		292,000	320,975
6.7% 1/15/18		189,000	216,533
7.875% 8/15/14		95,000	100,281
iStar Financial, Inc.:
5.875% 3/15/16		1,954,000	2,029,718
5.95% 10/15/13		662,000	674,413
6.05% 4/15/15		618,000	644,265
7.125% 2/15/18		265,000	278,250
9% 6/1/17		395,000	442,400
National Retail Properties, Inc. 6.875% 10/15/17		379,000	452,425
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	209,318
Potlatch Corp. 7.5% 11/1/19		189,000	217,350
ProLogis LP 7.625% 7/1/17		297,000	345,993
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	231,393
Senior Housing Properties Trust 6.75% 4/15/20		134,000	152,860
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	101,512
5.25% 1/15/16		189,000	207,425
			11,803,822
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	301,221
6% 4/1/16		189,000	211,154
7.5% 5/15/15		95,000	106,414
CB Richard Ellis Services, Inc.:
5% 3/15/23		270,000	273,051
11.625% 6/15/17		189,000	203,421
Colonial Properties Trust:
6.15% 4/15/13		237,000	237,392
6.25% 6/15/14		302,000	319,004
Colonial Realty LP 6.05% 9/1/16		284,000	318,235
First Industrial LP 5.75% 1/15/16		189,000	201,446
Forest City Enterprises, Inc. 6.5% 2/1/17		1,022,000	988,785
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Kennedy-Wilson, Inc.:
8.75% 4/1/19		$ 190,000	$ 205,200
8.75% 4/1/19 (g)		400,000	432,000
Regency Centers LP 5.875% 6/15/17		114,000	130,987
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	509,438
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	153,959
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (g)		70,000	71,925
			4,663,632
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		4,972,240	3,634,707
TOTAL FINANCIALS			20,854,966
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	211,575
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		818,000	888,553
TOTAL HEALTH CARE			1,100,128
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (g)		165,000	172,425
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	421,012
TOTAL NONCONVERTIBLE BONDS			30,180,917
TOTAL CORPORATE BONDS (Cost $31,535,594)			32,616,825
U.S. Treasury Inflation Protected Obligations - 28.9%
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$ 3,855,814	$ 3,871,238
0.75% 2/15/42		9,018,327	9,426,519
1.75% 1/15/28		12,393,452	15,780,055
2% 1/15/26		11,262,445	14,683,002
2.125% 2/15/40		5,368,147	7,571,463
2.125% 2/15/41		7,945,808	11,260,519
2.375% 1/15/25		11,603,503	15,599,193
2.375% 1/15/27		13,457,137	18,341,288
2.5% 1/15/29		9,692,984	13,559,325
3.625% 4/15/28		6,224,110	9,732,913
3.875% 4/15/29		8,896,929	14,471,501
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		15,498,377	16,475,888
0.125% 4/15/17		13,736,584	14,824,060
0.125% 1/15/22		16,226,414	17,675,871
0.125% 7/15/22		16,571,184	18,079,974
0.125% 1/15/23		18,255,348	19,706,050
0.5% 4/15/15		10,420,036	10,951,864
0.625% 7/15/21		11,412,629	13,068,611
1.125% 1/15/21		14,499,565	17,113,432
1.25% 4/15/14		6,307,194	6,519,652
1.25% 7/15/20		21,635,863	25,867,474
1.375% 7/15/18		7,515,106	8,809,957
1.375% 1/15/20		10,156,062	12,107,468
1.625% 1/15/15		12,092,665	12,906,348
1.625% 1/15/18		6,245,086	7,287,996
1.875% 7/15/15		17,356,729	19,053,557
1.875% 7/15/19		13,323,632	16,322,964
2% 1/15/14		1,003,159	1,036,955
2% 7/15/14		10,693,449	11,324,512
2% 1/15/16		3,927,006	4,379,655
2.125% 1/15/19		11,346,733	13,851,454
2.375% 1/15/17		8,226,597	9,601,610
2.5% 7/15/16		22,952,561	26,573,826
2.625% 7/15/17		9,579,981	11,530,073
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $408,498,500)			449,366,267
Asset-Backed Securities - 0.9%
		Principal Amount (e)	Value
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5642% 3/23/19 (g)(i)		$ 206,422	$ 204,214
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		289,214	290,110
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.555% 1/20/37 (g)(i)		144,982	137,008
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,123,639	988,803
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.555% 4/7/52 (g)(i)		617,824	537,507
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	271,511
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	424,188
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		58,650	58,586
Class B2, 1.6336% 12/28/35 (g)(i)		57,639	55,910
Class D, 9% 12/28/35 (g)		525,651	371,583
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		1,158,838	834,363
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	367,294
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6516% 11/28/39 (g)(i)		900,273	27,008
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8542% 9/25/46 (g)(i)		750,000	264,938
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		800,014	337,892
Merit Securities Corp. Series 13 Class M1, 7.8859% 12/28/33 (i)		1,900,000	2,047,987
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9616% 8/28/38 (g)(i)		836,000	794,200
Class C1B, 7.696% 8/28/38 (g)		1,211,876	1,030,095
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		59,274	23,866
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9455% 2/5/36 (g)(i)		305,524	31
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7841% 9/25/26 (g)(i)		568,000	343,640
Series 2006-1A:
Class A1A, 0.5441% 9/25/26 (g)(i)		315,563	306,285
Class A1B, 0.6141% 9/25/26 (g)(i)		609,000	552,972
Class A2A, 0.5041% 9/25/26 (g)(i)		144,562	142,856
Class C 0.8141% 9/25/26 (g)(i)		250,000	221,200
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class F, 1.4341% 9/25/26 (g)(i)		$ 436,000	$ 381,064
Class G, 1.6341% 9/25/26 (g)(i)		306,000	264,904
Class H, 1.9341% 9/25/26 (g)(i)		814,000	700,528
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6091% 11/21/40 (g)(i)		2,102,976	1,892,678
Class F, 2.2391% 11/21/40 (g)(i)		1,500,000	270,000
TOTAL ASSET-BACKED SECURITIES (Cost $15,514,051)			14,143,221
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3832% 6/15/22 (g)(i)		288,182	283,945
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6947% 1/25/19 (g)(i)		27,832	12,047
Class B4, 4.6947% 1/25/19 (g)(i)		55,664	20,217
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (g)(i)		95,000	109,104
Series 2010-K6 Class B, 5.3546% 12/25/46 (g)(i)		189,000	215,699
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		189,000	196,438
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $712,471)			837,450
Commercial Mortgage Securities - 1.8%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (l)		1,443,330	1,413,899
Banc of America Commercial Mortgage Trust:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		6,729	6,735
Series 2005-1 Class CJ, 5.1989% 11/10/42 (i)		275,000	294,817
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.503% 11/15/15 (g)(i)		2,461,434	2,475,154
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2032% 3/15/22 (g)(i)		90,411	60,877
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.7032% 8/15/17 (g)(i)		210,000	222,075
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4539% 3/11/39 (i)		568,000	572,322
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		$ 379,000	$ 338,986
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(i)	CAD	1,605,000	1,403,081
Class G, 5.01% 5/15/44 (g)(i)	CAD	351,000	289,238
Class H, 5.01% 5/15/44 (g)(i)	CAD	235,000	167,497
Class J, 5.01% 5/15/44 (g)(i)	CAD	235,000	158,320
Class K, 5.01% 5/15/44 (g)(i)	CAD	118,000	67,410
Class L, 5.01% 5/15/44 (g)(i)	CAD	421,000	216,217
Class M, 5.01% 5/15/44 (g)(i)	CAD	1,927,737	892,488
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3332% 12/15/20 (g)(i)		379,000	363,179
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		175,403	176,982
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (g)		850,000	791,081
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		189,000	199,640
Series 2003-C3 Class D, 4.131% 5/15/38		379,000	379,196
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5566% 11/10/46 (g)(i)		580,000	615,267
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		284,773	284,880
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.192% 6/10/31 (g)(i)		390,776	391,894
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)		530,000	563,804
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.575% 12/25/43 (i)(k)		1,156,048	187,588
Series K012 Class X3, 2.2879% 1/25/41 (i)(k)		665,148	96,503
Series K013 Class X3, 2.7899% 1/25/43 (i)(k)		1,124,000	200,173
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		914,982	921,844
GCCFC Commercial Mortgage Trust sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		189,000	189,477
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		188,101	211,488
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		153,654	155,541
Series 1999-C3 Class J, 6.974% 8/15/36		516,000	545,755
Series 2000-C1 Class K, 7% 3/15/33		33,397	25,393
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(i)		530,000	534,910
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Corp. II: - continued
Series 2012-GCJ7:
Class C, 5.7223% 5/10/45 (i)		$ 500,000	$ 563,159
Class D, 5.7223% 5/10/45 (g)(i)		500,000	515,761
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		500,000	504,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(i)		641,000	755,449
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,053,970
Series 2010-CNTR Class D, 6.1838% 8/5/32 (g)(i)		284,000	299,606
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		163,924	167,100
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8856% 6/15/38 (i)		589,000	603,588
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5626% 6/25/43 (g)(i)		365,500	370,665
Series 2011-1 Class B, 5.5626% 6/25/43 (g)(i)		443,000	467,789
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (g)		567,317	496,403
Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	60
Class F, 10.813% 5/15/44 (g)		38,031	4
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	959,592
Series 1997-RR Class F, 7.4013% 4/30/39 (g)(i)		49,111	48,620
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		385,099	289,902
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	859,397
Series 2011-C2:
Class D, 5.3168% 6/15/44 (g)(i)		358,000	377,741
Class E, 5.3168% 6/15/44 (g)(i)		454,000	474,354
Class F, 5.3168% 6/15/44 (g)(i)		343,000	287,104
Class XB, 0.4643% 6/15/44 (g)(i)(k)		12,067,221	432,972
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (i)(k)		125,363	125,213
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		221,937	278,686
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	489,962
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7782% 7/15/24 (g)(i)		341,000	298,737
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		$ 379,000	$ 386,076
Series 2004-C12 Class D, 5.3075% 7/15/41 (i)		426,000	441,934
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	660,456
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1856% 3/15/45 (g)(i)		220,000	167,442
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,195,874)			27,789,453
Common Stocks - 13.5%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Hyatt Hotels Corp. Class A (a)	8,200	354,486
Household Durables - 0.5%
NVR, Inc. (a)	100	108,011
Standard Pacific Corp. (a)	33,250	287,280
Stanley Martin Communities LLC Class B (a)	6,300	6,270,705
		6,665,996
TOTAL CONSUMER DISCRETIONARY		7,020,482
FINANCIALS - 12.6%
Real Estate Investment Trusts - 12.3%
Acadia Realty Trust (SBI)	181,190	5,031,646
Alexandria Real Estate Equities, Inc.	57,785	4,101,579
American Campus Communities, Inc.	11,600	525,944
American Residential Properties, Inc. (g)	32,900	715,575
American Tower Corp.	12,200	938,424
AmREIT, Inc. Class B	10,700	208,222
Anworth Mortgage Asset Corp.	63,600	402,588
Apartment Investment & Management Co. Class A	105,100	3,222,366
Arbor Realty Trust, Inc.	7,000	54,880
Associated Estates Realty Corp.	17,500	326,200
AvalonBay Communities, Inc.	30,778	3,898,649
Aviv REIT, Inc.	8,200	197,292
BioMed Realty Trust, Inc.	7,200	155,520
Boardwalk (REIT)	4,100	252,211
Boston Properties, Inc.	53,015	5,357,696
Camden Property Trust (SBI)	84,235	5,785,260
CapLease, Inc.	152,800	973,336
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.	296,734	$ 7,002,922
Cedar Shopping Centers, Inc.	153,700	939,107
Chesapeake Lodging Trust	166,456	3,818,501
CommonWealth REIT	8,400	188,496
Coresite Realty Corp.	4,100	143,418
Cousins Properties, Inc.	184,200	1,969,098
CyrusOne, Inc.	7,100	162,164
Cys Investments, Inc.	46,480	545,675
DCT Industrial Trust, Inc.	60,127	444,940
DiamondRock Hospitality Co.	22,882	213,031
Digital Realty Trust, Inc.	5,800	388,078
Douglas Emmett, Inc.	166,830	4,159,072
DuPont Fabros Technology, Inc.	36,100	876,147
Dynex Capital, Inc.	63,900	682,452
EastGroup Properties, Inc.	4,000	232,800
Education Realty Trust, Inc.	320,265	3,372,390
Equity Lifestyle Properties, Inc.	42,400	3,256,320
Equity One, Inc.	143,826	3,447,509
Equity Residential (SBI)	69,999	3,854,145
Essex Property Trust, Inc.	33,758	5,083,280
Excel Trust, Inc.	73,828	1,007,752
First Industrial Realty Trust, Inc.	107,300	1,838,049
First Potomac Realty Trust	100,200	1,485,966
General Growth Properties, Inc.	130,241	2,589,191
Glimcher Realty Trust	226,238	2,624,361
Hatteras Financial Corp.	8,300	227,669
HCP, Inc.	129,813	6,472,476
Health Care REIT, Inc.	44,575	3,027,088
Highwoods Properties, Inc. (SBI)	113,063	4,473,903
Home Properties, Inc.	59,900	3,798,858
Host Hotels & Resorts, Inc.	157,081	2,747,347
Kite Realty Group Trust	134,233	904,730
Lexington Corporate Properties Trust	150,800	1,779,440
LTC Properties, Inc.	14,500	590,585
MFA Financial, Inc.	393,966	3,671,763
Mid-America Apartment Communities, Inc.	8,300	573,198
Monmouth Real Estate Investment Corp. Class A	15,500	172,825
National Retail Properties, Inc.	7,400	267,658
Newcastle Investment Corp.	72,300	807,591
NorthStar Realty Finance Corp.	43,600	413,328
Parkway Properties, Inc.	8,500	157,675
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Piedmont Office Realty Trust, Inc. Class A	67,300	$ 1,318,407
Prologis, Inc.	301,468	12,052,691
Public Storage	76,334	11,627,195
Retail Properties America, Inc.	103,300	1,528,840
Select Income (REIT)	10,966	290,051
Senior Housing Properties Trust (SBI)	32,300	866,609
Silver Bay Realty Trust Corp.	1,343	27,792
Simon Property Group, Inc.	119,480	18,944,749
SL Green Realty Corp.	81,719	7,036,823
Stag Industrial, Inc.	39,800	846,546
Summit Hotel Properties, Inc.	29,000	303,630
Sun Communities, Inc.	24,220	1,194,773
Sunstone Hotel Investors, Inc. (a)	203,018	2,499,152
Terreno Realty Corp.	32,900	591,542
Two Harbors Investment Corp.	27,400	345,514
Ventas, Inc.	226,147	16,553,960
Vornado Realty Trust	21,047	1,760,371
Washington (REIT) (SBI)	17,600	489,984
Weyerhaeuser Co.	14,687	460,878
WP Carey, Inc. (f)	7,900	532,460
		191,830,353
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	52,571	1,327,418
Forest City Enterprises, Inc. Class A (a)	95,313	1,693,712
Kennedy-Wilson Holdings, Inc.	28,000	434,280
		3,455,410
Thrifts & Mortgage Finance - 0.1%
Home Loan Servicing Solutions Ltd.	29,900	697,567
TOTAL FINANCIALS		195,983,330
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	110,472	3,079,959
Emeritus Corp. (a)	129,243	3,591,663
		6,671,622
TOTAL COMMON STOCKS (Cost $196,131,328)		209,675,434
Preferred Stocks - 1.6%
	Shares	Value
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
CommonWealth REIT 6.50%	22,800	$ 545,604
Excel Trust, Inc. 7.00% (g)	43,800	1,137,340
Health Care REIT, Inc. Series I, 6.50%	3,800	236,550
Lexington Corporate Properties Trust Series C, 6.50%	13,700	673,766
		2,593,260
Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	26,265	683,941
FINANCIALS - 1.4%
Real Estate Investment Trusts - 1.4%
AG Mortgage Investment Trust, Inc. 8.00%	12,379	315,417
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	924,000
Series C, 7.625%	2,324	59,587
Series D, 7.50%	11,671	296,443
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,077,111
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	345,818
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	296,416
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	232,366
Armour Residential REIT, Inc. Series B, 7.875%	2,202	55,050
CapLease, Inc. Series B, 8.375%	40,000	1,080,400
CBL & Associates Properties, Inc. 7.375%	10,347	261,986
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	306,101
CenterPoint Properties Trust Series D, 5.377%	5,280	3,115,200
Chesapeake Lodging Trust Series A, 7.75%	4,050	112,752
Coresite Realty Corp. Series A, 7.25%	11,776	308,531
Corporate Office Properties Trust Series J, 7.625%	4,694	117,491
Cousins Properties, Inc.:
Series A, 7.75%	15,100	387,164
Series B, 7.50%	8,259	209,448
Cys Investments, Inc. Series A, 7.75%	2,162	54,655
DDR Corp.:
Series J, 6.50%	6,519	164,866
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.: - continued
Series K, 6.25% (a)(h)	5,623	$ 139,450
Duke Realty LP Series L, 6.60%	1,034	26,377
Dynex Capital, Inc. Series A, 8.50%	20,755	545,649
Equity Lifestyle Properties, Inc. Series C, 6.75%	25,000	645,000
Essex Property Trust, Inc. Series H, 7.125%	1,900	50,521
Excel Trust, Inc. Series B, 8.125%	24,000	626,160
First Potomac Realty Trust 7.75%	22,008	572,208
Glimcher Realty Trust:
6.875% (a)	702	17,480
Series G, 8.125%	6,290	158,382
Series H, 7.50%	2,898	76,101
Hatteras Financial Corp. Series A, 7.625%	5,740	144,820
Hospitality Properties Trust Series C, 7.00%	11,296	287,144
Hudson Pacific Properties, Inc. 8.375%	11,698	311,986
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	166,449
iStar Financial, Inc.:
Series E, 7.875%	3,811	91,502
Series F, 7.80%	7,116	170,072
Kite Realty Group Trust 8.25%	900	23,346
LaSalle Hotel Properties:
Series G, 7.25%	16,540	414,989
Series I, 6.375%	3,663	90,733
LBA Realty Fund II Series B, 7.625% (a)	27,795	542,003
Lexington Realty Trust 7.55%	3,785	94,928
MFA Financial, Inc.:
8.00%	11,262	298,781
Series A, 8.50%	66,122	1,730,413
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	199,136
Series C, 8.875%	10,582	273,545
Parkway Properties, Inc. Series D, 8.00%	5,000	125,350
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	306,245
Series B, 8.00%	7,600	207,860
Series C, 6.50%	5,758	141,935
Pennsylvania (REIT) 7.375%	4,082	104,867
Prologis, Inc.:
Series O, 7.00%	100	2,499
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Prologis, Inc.: - continued
Series Q, 8.54%	3,700	$ 235,413
PS Business Parks, Inc.:
5.70% (a)	5,832	145,100
Series S, 6.45%	3,425	90,420
Saul Centers, Inc.:
8.00%	3,440	89,440
Series C, 6.875%	14,926	390,613
Stag Industrial, Inc. Series A, 9.00%	40,000	1,083,600
Strategic Hotel & Resorts, Inc. Series A, 8.50%	4,614	114,197
Summit Hotel Properties, Inc.:
7.125% (a)	6,788	171,601
Series B, 7.875% (a)	9,827	255,011
Sun Communities, Inc. Series A, 7.125%	15,940	407,267
Taubman Centers, Inc. Series K, 6.25% (a)	4,319	107,932
UMH Properties, Inc. Series A, 8.25%	14,000	372,400
Weingarten Realty Investors (SBI) Series F, 6.50%	14,746	373,074
		22,142,832
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	190,861
TOTAL FINANCIALS		22,333,693
TOTAL NONCONVERTIBLE PREFERRED STOCKS		23,017,634
TOTAL PREFERRED STOCKS (Cost $33,584,325)		25,610,894
Floating Rate Loans - 1.0%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.2%
Extended Stay America, Inc. REL 9.625% 12/1/19	$ 1,500,000	1,593,750
La Quinta:
Tranche A, term loan 1.603% 7/6/14 (i)	104,604	115,326
Floating Rate Loans - continued
	Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
La Quinta: - continued
Tranche B, term loan 1.603% 7/6/14 (i)	$ 78,453	$ 86,494
Tranche D, term loan 2.353% 7/6/14 (i)	1,000,000	1,072,500
		2,868,070
Household Durables - 0.1%
TOUSA, Inc. Tranche 1LN, term loan 7/31/49 (d)	3,000,000	2,160,000
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (i)	1,129,875	1,124,226
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (i)	284,288	288,196
TOTAL CONSUMER DISCRETIONARY		6,440,492
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Blackstone REL 10% 10/1/17	3,000,000	3,180,000
Real Estate Investment Trusts - 0.1%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (i)	575,016	580,048
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9537% 3/26/21 (i)	85,000	85,425
CityCenter term loan 8.75% 7/1/13 (i)	2,606,094	2,606,094
EOP Operating LP term loan 5.25% 2/1/14 (i)	500,000	505,350
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (i)	1,099,000	987,009
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (i)	45,132	45,132
Credit-Linked Deposit 4.4587% 10/10/16 (i)	30,820	30,820
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (i)	570,000	577,125
		4,836,955
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (i)	45,000	45,675
TOTAL FINANCIALS		8,642,678
Floating Rate Loans - continued
	Principal Amount (e)	Value
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.7865% 1/25/17 (i)	$ 91,500	$ 91,729
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)	737,205	713,246
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche A, term loan 2.71% 1/31/17 (i)	182,597	182,826
TOTAL FLOATING RATE LOANS (Cost $16,585,965)		16,070,971
Commodity Funds - 23.7%
	Shares
Fidelity Commodity Strategy Central Fund (j) (Cost $437,515,611)	35,502,185	369,222,712
Fixed-Income Funds - 25.2%

Fidelity Floating Rate Central Fund (j) (Cost $372,434,781)	3,658,405	391,412,751
Preferred Securities - 0.0%
	Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g) (Cost $569,842)	$ 500,000	25,000
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	16,902,255	$ 16,902,255
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	371,250	371,250
TOTAL MONEY MARKET FUNDS (Cost $17,273,505)		17,273,505
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,556,551,847)		1,554,044,483
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,514,781
NET ASSETS - 100%		$ 1,555,559,264
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,454,423 or 2.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,413,899 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 1,397,669
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,367
Fidelity Commodity Strategy Central Fund	149,151
Fidelity Floating Rate Central Fund	9,241,459
Fidelity Securities Lending Cash Central Fund	72
Total	$ 9,405,049
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 332,803,865	$ 62,040,273	$ -	$ 369,222,712	85.2%
Fidelity Floating Rate Central Fund	334,845,337	48,048,981	-	391,412,751	29.1%
Total	$ 667,649,202	$ 110,089,254	$ -	$ 760,635,463
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,704,423	$ 1,433,718	$ -	$ 6,270,705
Financials	220,910,283	214,663,309	2,416,168	3,830,806
Health Care	6,671,622	6,671,622	-	-
Corporate Bonds	32,616,825	-	28,982,118	3,634,707
U.S. Government and Government Agency Obligations	449,366,267	-	449,366,267	-
Asset-Backed Securities	14,143,221	-	7,017,519	7,125,702
Collateralized Mortgage Obligations	837,450	-	805,186	32,264
Commercial Mortgage Securities	27,789,453	-	20,843,589	6,945,864
Floating Rate Loans	16,070,971	-	6,911,457	9,159,514
Fixed-Income Funds	391,412,751	391,412,751	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	17,273,505	17,273,505	-	-
Commodity Funds	369,222,712	369,222,712	-	-
Total Investments in Securities:	$ 1,554,044,483	$ 1,000,677,617	$ 516,342,304	$ 37,024,562
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 37,420,737
Total Realized Gain (Loss)	(12,626,561)
Total Unrealized Gain (Loss)	15,831,124
Cost of Purchases	5,934,482
Proceeds of Sales	(9,898,383)
Amortization/Accretion	(9,586)
Transfers in to Level 3	1,483,753
Transfers out of Level 3	(1,111,004)
Ending Balance	$ 37,024,562
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2013	$ 2,949,152

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (including securities loaned of $363,960) - See accompanying schedule: Unaffiliated issuers (cost $729,327,950)	$ 776,135,515
Fidelity Central Funds (cost $827,223,897)	777,908,968
Total Investments (cost $1,556,551,847)		$ 1,554,044,483
Cash		534,060
Receivable for investments sold		6,232,321
Receivable for fund shares sold		2,977,076
Dividends receivable		1,171,037
Interest receivable		2,199,580
Distributions receivable from Fidelity Central Funds		1,653,299
Receivable from investment adviser for expense reductions		199
Other receivables		4,249
Total assets		1,568,816,304

Liabilities
Payable for investments purchased Regular delivery	$ 9,501,473
Delayed delivery	140,575
Payable for fund shares redeemed	2,058,340
Accrued management fee	719,572
Distribution and service plan fees payable	140,620
Other affiliated payables	240,405
Other payables and accrued expenses	84,805
Collateral on securities loaned, at value	371,250
Total liabilities		13,257,040

Net Assets		$ 1,555,559,264
Net Assets consist of:
Paid in capital		$ 1,859,184,753
Undistributed net investment income		4,392,413
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(305,509,078)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,508,824)
Net Assets		$ 1,555,559,264

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($222,165,085 ÷ 22,730,646 shares)	$ 9.77

Maximum offering price per share (100/96.00 of $9.77)	$ 10.18
Class T: Net Asset Value and redemption price per share ($31,037,655 ÷ 3,170,849 shares)	$ 9.79

Maximum offering price per share (100/96.00 of $9.79)	$ 10.20
Class B: Net Asset Value and offering price per share ($5,145,875 ÷ 528,430 shares)A	$ 9.74

Class C: Net Asset Value and offering price per share ($101,988,234 ÷ 10,534,683 shares)A	$ 9.68

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($741,301,170 ÷ 75,464,362 shares)	$ 9.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($453,921,245 ÷ 46,309,988 shares)	$ 9.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2013

Investment Income
Dividends		$ 3,377,146
Interest		4,845,225
Inflation principal income		1,688,861
Income from Fidelity Central Funds		9,405,049
Total income		19,316,281

Expenses
Management fee	$ 3,987,922
Transfer agent fees	1,111,122
Distribution and service plan fees	833,616
Accounting and security lending fees	284,206
Custodian fees and expenses	22,519
Independent trustees' compensation	2,581
Registration fees	64,705
Audit	93,614
Legal	3,670
Miscellaneous	4,458
Total expenses before reductions	6,408,413
Expense reductions	(100,441)	6,307,972
Net investment income (loss)		13,008,309
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,297,684)
Foreign currency transactions	(713)
Total net realized gain (loss)		(6,298,397)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,250,394
Assets and liabilities in foreign currencies	196
Total change in net unrealized appreciation (depreciation)		13,250,590
Net gain (loss)		6,952,193
Net increase (decrease) in net assets resulting from operations		$ 19,960,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,008,309	$ 31,579,841
Net realized gain (loss)	(6,298,397)	56,673,375
Change in net unrealized appreciation (depreciation)	13,250,590	178,479,606
Net increase (decrease) in net assets resulting from operations	19,960,502	266,732,822
Distributions to shareholders from net investment income	(14,623,072)	(48,021,133)
Distributions to shareholders from net realized gain	(4,225,527)	(54,380,158)
Total distributions	(18,848,599)	(102,401,291)
Share transactions - net increase (decrease)	208,526,947	(4,640,147,542)
Redemption fees	38,574	80,871
Total increase (decrease) in net assets	209,677,424	(4,475,735,140)

Net Assets
Beginning of period	1,345,881,840	5,821,616,980
End of period (including undistributed net investment income of $4,392,413 and undistributed net investment income of $6,007,176, respectively)	$ 1,555,559,264	$ 1,345,881,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.78	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23
Income from Investment Operations
Net investment income (loss) E	.083	.178	.233	.171	.146	.444
Net realized and unrealized gain (loss)	.035	.940	.101	.840	(.528)	(.820)
Total from investment operations	.118	1.118	.334	1.011	(.382)	(.376)
Distributions from net investment income	(.098)	(.128) H	(.214)	(.111)	(.208)	(.424)
Distributions from net realized gain	(.030)	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.128)	(.538)	(.214)	(.221)	(.688)	(.494)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.77	$ 9.78	$ 9.20	$ 9.08	$ 8.29	$ 9.36
Total Return B,C,D	1.23%	12.66%	3.60%	12.46%	(2.73)%	(3.96)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.04% A	1.04%	1.01%	1.02%	1.03%	1.01%
Expenses net of fee waivers, if any	1.04% A	1.03%	1.01%	1.02%	1.03%	1.01%
Expenses net of all reductions	1.03% A	1.03%	1.01%	1.02%	1.03%	1.01%
Net investment income (loss)	1.72% A	1.88%	2.41%	1.98%	1.98%	4.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 222,165	$ 222,335	$ 219,906	$ 168,216	$ 112,929	$ 125,074
Portfolio turnover rate G	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.083	.177	.232	.170	.144	.449
Net realized and unrealized gain (loss)	.045	.940	.099	.841	(.521)	(.843)
Total from investment operations	.128	1.117	.331	1.011	(.377)	(.394)
Distributions from net investment income	(.098)	(.127) H	(.211)	(.111)	(.203)	(.417)
Distributions from net realized gain	(.030)	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.128)	(.537)	(.211)	(.221)	(.683)	(.487)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.001
Net asset value, end of period	$ 9.79	$ 9.79	$ 9.21	$ 9.09	$ 8.30	$ 9.36
Total Return B,C,D	1.33%	12.62%	3.56%	12.44%	(2.69)%	(4.12)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.05% A	1.05%	1.02%	1.03%	1.07%	1.01%
Expenses net of fee waivers, if any	1.05% A	1.04%	1.01%	1.03%	1.07%	1.01%
Expenses net of all reductions	1.04% A	1.04%	1.01%	1.03%	1.07%	1.01%
Net investment income (loss)	1.71% A	1.87%	2.40%	1.98%	1.95%	4.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,038	$ 30,648	$ 29,038	$ 27,373	$ 23,500	$ 27,405
Portfolio turnover rate G	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21
Income from Investment Operations
Net investment income (loss) E	.048	.111	.162	.108	.093	.376
Net realized and unrealized gain (loss)	.043	.940	.099	.845	(.536)	(.824)
Total from investment operations	.091	1.051	.261	.953	(.443)	(.448)
Distributions from net investment income	(.061)	(.061) H	(.131)	(.083)	(.147)	(.353)
Distributions from net realized gain	(.030)	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.091)	(.471)	(.131)	(.193)	(.627)	(.423)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.001
Net asset value, end of period	$ 9.74	$ 9.74	$ 9.16	$ 9.03	$ 8.27	$ 9.34
Total Return B,C,D	.95%	11.89%	2.82%	11.73%	(3.53)%	(4.63)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.77%	1.74%	1.75%	1.76%	1.71%
Expenses net of fee waivers, if any	1.75% A	1.73%	1.73%	1.75%	1.75%	1.71%
Expenses net of all reductions	1.74% A	1.73%	1.73%	1.75%	1.75%	1.71%
Net investment income (loss)	1.00% A	1.18%	1.68%	1.26%	1.27%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,146	$ 5,743	$ 6,587	$ 7,406	$ 5,992	$ 8,847
Portfolio turnover rate G	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19
Income from Investment Operations
Net investment income (loss) E	.045	.105	.158	.105	.088	.366
Net realized and unrealized gain (loss)	.036	.933	.107	.838	(.532)	(.826)
Total from investment operations	.081	1.038	.265	.943	(.444)	(.460)
Distributions from net investment income	(.061)	(.058) H	(.135)	(.083)	(.146)	(.350)
Distributions from net realized gain	(.030)	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.091)	(.468)	(.135)	(.193)	(.626)	(.420)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.68	$ 9.69	$ 9.12	$ 8.99	$ 8.24	$ 9.31
Total Return B,C,D	.85%	11.80%	2.88%	11.65%	(3.55)%	(4.77)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.81% A	1.81%	1.77%	1.78%	1.83%	1.80%
Expenses net of fee waivers, if any	1.80% A	1.80%	1.76%	1.78%	1.83%	1.80%
Expenses net of all reductions	1.80% A	1.80%	1.76%	1.78%	1.83%	1.80%
Net investment income (loss)	.95% A	1.12%	1.65%	1.23%	1.19%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,988	$ 94,134	$ 89,790	$ 66,399	$ 44,744	$ 50,837
Portfolio turnover rate G	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.097	.212	.262	.196	.166	.479
Net realized and unrealized gain (loss)	.035	.941	.098	.846	(.529)	(.834)
Total from investment operations	.132	1.153	.360	1.042	(.363)	(.355)
Distributions from net investment income	(.112)	(.154) G	(.250)	(.122)	(.227)	(.446)
Distributions from net realized gain	(.030)	(.410) G	-	(.110)	(.480)	(.070)
Total distributions	(.142)	(.564)	(.250)	(.232)	(.707)	(.516)
Redemption fees added to paid in capital D	- I	.001	- I	- I	- I	.001
Net asset value, end of period	$ 9.82	$ 9.83	$ 9.24	$ 9.13	$ 8.32	$ 9.39
Total Return B,C	1.37%	13.03%	3.87%	12.81%	(2.48)%	(3.73)%
Ratios to Average Net Assets E,H
Expenses before reductions	.76% A	.75%	.72%	.73%	.77%	.73%
Expenses net of fee waivers, if any	.76% A	.73%	.71%	.73%	.77%	.73%
Expenses net of all reductions	.75% A	.73%	.71%	.73%	.77%	.73%
Net investment income (loss)	2.00% A	2.18%	2.70%	2.28%	2.25%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 741,301	$ 649,200	$ 3,541,743	$ 4,069,023	$ 4,914,336	$ 4,868,074
Portfolio turnover rate F	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25
Income from Investment Operations
Net investment income (loss) D	.093	.202	.258	.194	.166	.475
Net realized and unrealized gain (loss)	.035	.947	.099	.848	(.529)	(.841)
Total from investment operations	.128	1.149	.357	1.042	(.363)	(.366)
Distributions from net investment income	(.108)	(.150) G	(.247)	(.122)	(.227)	(.445)
Distributions from net realized gain	(.030)	(.410) G	-	(.110)	(.480)	(.070)
Total distributions	(.138)	(.560)	(.247)	(.232)	(.707)	(.515)
Redemption fees added to paid in capital D	- I	.001	- I	- I	- I	.001
Net asset value, end of period	$ 9.80	$ 9.81	$ 9.22	$ 9.11	$ 8.30	$ 9.37
Total Return B,C	1.33%	13.01%	3.84%	12.84%	(2.49)%	(3.85)%
Ratios to Average Net Assets E,H
Expenses before reductions	.84% A	.81%	.76%	.75%	.77%	.75%
Expenses net of fee waivers, if any	.84% A	.80%	.76%	.75%	.77%	.75%
Expenses net of all reductions	.83% A	.80%	.75%	.75%	.77%	.75%
Net investment income (loss)	1.92% A	2.12%	2.66%	2.25%	2.24%	4.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 453,921	$ 343,822	$ 813,551	$ 716,052	$ 571,760	$ 514,011
Portfolio turnover rate F	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013

1. Organization.

Fidelity® Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through October 21, 2011, and all outstanding shares were redeemed by October 21, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swap Agreements
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

(the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the heirarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid

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3. Significant Accounting Policies - continued

Investment Valuation - continued

price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/13	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$430,168	Discounted cash flow	Yield	5.8% - 10% / 9.4%	Decrease
Collateralized Mortgage Obligations	$32,264	Discounted cash flow	Yield	14% - 14.5% / 14.3%	Decrease
Commercial Mortgage Securities	$289,902	Comparable	Spread	24.9%	Decrease
Common Stock	$6,270,705	Adjusted book value	Book value multiple	1.0	Increase
Corporate Bonds	$3,634,707	Discounted cash flow	Yield	22.5%	Decrease
Floating Rate Loans	$5,786,094	Discounted cash flow	Yield	8.7% - 8.8% / 8.7%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the unobservable inputs listed in the table above, a significant increase in yields, spreads or constant prepayment rates could result in a significant decrease to the fair value measurement. A significant increase in estimated recovery rates, transactions prices or book value multiples could result in a significant increase to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended September 30, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 95,312,981
Gross unrealized depreciation	(114,054,881)
Net unrealized appreciation (depreciation) on securities and other investments	(18,741,900)

Tax cost	$ 1,572,786,383

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (281,231,487)
2018	(2,428,473)
Total capital loss carryforward	$ (283,659,960)

Due to large redemptions in a prior period, $283,659,960 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to ..75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $187,568,657 and $55,823,939, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 279,317	$ 4,203
Class T	-%	.25%	38,554	345
Class B	.65%	.25%	24,638	17,826
Class C	.75%	.25%	491,107	85,441
			$ 833,616	$ 107,815

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,821
Class T	3,324
Class B*	2,259
Class C*	2,938
$ 26,342

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 177,247.16
Class T	26,063.17
Class B	6,633.24
Class C	84,169.17
Strategic Real Return	434,398.13
Institutional Class	382,612.21
	$ 1,111,122

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,803 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,575 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $72. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

During the period, FMR contractually agreed to waive a portion of the Fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on the Fund's proportionate ownership of the Central Fund. This waiver reduced the Fund's management fee by $41,493. Effective December 31, 2012, this waiver arrangement was terminated when Geode, an unaffiliated investment manager of FMR, replaced FMRC as the investment manager for Fidelity Commodity Strategy Central Fund and its subsidiary.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.75%	$ 571

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8. Expense Reductions - continued

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $177.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $58,078 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $122.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2013	Year ended September 30, 2012A,B
From net investment income
Class A	$ 2,269,894	$ 3,008,280
Class T	312,052	402,758
Class B	34,752	41,934
Class C	615,993	565,159
Strategic Real Return	7,544,527	27,969,381
Class F	-	8,050,092
Institutional Class	3,845,854	7,983,529
Total	$ 14,623,072	$ 48,021,133
From net realized gain
Class A	$ 700,228	$ 9,700,542
Class T	96,028	1,299,086
Class B	16,972	274,941
Class C	305,193	3,954,962
Strategic Real Return	2,031,418	25,681,982
Institutional Class	1,075,688	13,468,645
Total	$ 4,225,527	$ 54,380,158

A All Class F shares were redeemed on October 21, 2011.

B The amounts shown reflect certain reclassifications related to book to tax differences.

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012A	Six months ended March 31, 2013	Year ended September 30, 2012A
Class A
Shares sold	3,272,511	4,546,984	$ 31,722,849	$ 42,952,906
Reinvestment of distributions	231,564	1,073,931	2,229,544	9,826,860
Shares redeemed	(3,508,183)	(6,794,492)	(33,978,073)	(63,823,907)
Net increase (decrease)	(4,108)	(1,173,577)	$ (25,680)	$ (11,044,141)
Class T
Shares sold	330,588	732,783	$ 3,210,506	$ 6,962,467
Reinvestment of distributions	36,538	157,763	352,482	1,448,105
Shares redeemed	(325,424)	(913,936)	(3,149,965)	(8,624,935)
Net increase (decrease)	41,702	(23,390)	$ 413,023	$ (214,363)
Class B
Shares sold	23,418	25,870	$ 226,831	$ 242,066
Reinvestment of distributions	4,273	27,430	41,013	250,401
Shares redeemed	(88,746)	(182,828)	(858,230)	(1,723,949)
Net increase (decrease)	(61,055)	(129,528)	$ (590,386)	$ (1,231,482)
Class C
Shares sold	1,578,009	1,614,136	$ 15,175,696	$ 15,135,484
Reinvestment of distributions	84,879	433,947	809,527	3,940,152
Shares redeemed	(845,133)	(2,180,687)	(8,125,766)	(20,357,240)
Net increase (decrease)	817,755	(132,604)	$ 7,859,457	$ (1,281,604)
Strategic Real Return
Shares sold	16,241,223	17,998,125	$ 157,975,265	$ 170,736,896
Reinvestment of distributions	932,019	5,579,449	9,016,753	51,346,847
Shares redeemed	(7,760,869)	(340,855,724) B	(75,529,019)	(3,205,727,988) B
Net increase (decrease)	9,412,373	(317,278,150)	$ 91,462,999	$ (2,983,644,245)
Class F
Shares sold	-	7,877,360	$ -	$ 73,260,294
Reinvestment of distributions	-	875,962	-	8,050,092
Shares redeemed	-	(130,189,980) B	-	(1,225,059,560) B
Net increase (decrease)	-	(121,436,658)	$ -	$ (1,143,749,174)
Institutional Class
Shares sold	14,711,816	18,914,085	$ 143,024,300	$ 179,131,680
Reinvestment of distributions	421,205	1,916,162	4,065,012	17,588,913
Shares redeemed	(3,880,433)	(73,986,633) B	(37,681,778)	(695,703,126) B
Net increase (decrease)	11,252,588	(53,156,386)	$ 109,407,534	$ (498,982,533)

A All class F shares were redeemed on October 21, 2011.

B Amount includes in-kind redemptions.

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2013 and for the year ended September 30, 2012, and the financial highlights for the six months ended March 31, 2013 and for each of the five years in the period ended September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2013 and for the year ended September 30, 2012, and the financial highlights for the six months ended March 31, 2013 and for each of the five years in the period ended September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARRS-USAN-0513
1.814980.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Real Return

Fund - Institutional Class

Semiannual Report

March 31, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Class A	1.04%
Actual		$ 1,000.00	$ 1,012.30	$ 5.22
Hypothetical A		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.05%
Actual		$ 1,000.00	$ 1,013.30	$ 5.27
Hypothetical A		$ 1,000.00	$ 1,019.70	$ 5.29
Class B	1.75%
Actual		$ 1,000.00	$ 1,009.50	$ 8.77
Hypothetical A		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.80%
Actual		$ 1,000.00	$ 1,008.50	$ 9.01
Hypothetical A		$ 1,000.00	$ 1,015.96	$ 9.05
Strategic Real Return	.76%
Actual		$ 1,000.00	$ 1,013.70	$ 3.82
Hypothetical A		$ 1,000.00	$ 1,021.14	$ 3.83
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,013.30	$ 4.22
Hypothetical A		$ 1,000.00	$ 1,020.74	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's new assets)
	As of March 31, 2013	As of September 30, 2012
Commodity Related Investments*	23.7%	24.7%
Inflation-Protected Investments	28.9%	27.9%
Floating Rate High Yield**	25.2%	24.9%
Real Estate Related Investments	21.0%	20.7%
Cash & Cash Equivalents	1.1%	1.4%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 28.9%	U.S. Government and U.S. Government Agency Obligations 27.9%
AAA 0.0%*	AAA 0.0%*
AA 0.3%	AA 0.6%
A 0.4%	A 0.3%
BBB 1.0%	BBB 1.2%
BB and Below 22.8%	BB and Below 22.6%
Not Rated 4.8%	Not Rated 5.1%
Equities† 39.0%	Equities†† 38.8%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.7%

†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.7%

* Amount represents less than 0.1%

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of March 31, 2013*		As of September 30, 2012**
	Stocks 15.3%		Stocks 14.1%
	U.S. Government and U.S. Government Agency Obligations 28.9%		U.S. Government and U.S. Government Agency Obligations 27.9%
	Corporate Bonds 3.2%		Corporate Bonds 3.8%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 1.1%
	Floating Rate Loans 23.3%		Floating Rate Loans 22.7%
	CMOs and Other Mortgage Related Securities 1.9%		CMOs and Other Mortgage Related Securities 2.2%
	Other Investments† 23.7%		Other Investments†† 24.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.5%
* Foreign investments	3.9%	** Foreign investments	3.2%
* U.S. Treasury Inflation-Indexed Securities	28.9%	** U.S. Treasury Inflation-Indexed Securities	27.9%

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.7%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.7%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable.

Semiannual Report

Investments March 31, 2013

Showing Percentage of Net Assets

Corporate Bonds - 2.1%
		Principal Amount (e)	Value

Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 117,813
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	725,375
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,042,000
Redwood Trust, Inc. 4.625% 4/15/18		500,000	550,000
			2,317,375
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		360,000	720
TOTAL FINANCIALS			2,318,095
TOTAL CONVERTIBLE BONDS			2,435,908
Nonconvertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		589,555	791,228
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		189,000	209,790
KB Home:
5.875% 1/15/15		284,000	298,200
7.25% 6/15/18		470,000	517,000
8% 3/15/20		140,000	161,350
9.1% 9/15/17		550,000	646,250
Lennar Corp.:
4.125% 12/1/18 (g)		260,000	259,350
5.6% 5/31/15		284,000	303,170
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,310,910
Meritage Homes Corp. 7% 4/1/22		470,000	524,050
Ryland Group, Inc. 8.4% 5/15/17		129,000	153,349
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 1,458,000	$ 1,716,795
10.75% 9/15/16		301,000	373,240
William Lyon Homes, Inc. 8.5% 11/15/20 (g)		95,000	103,788
			6,577,242
Multiline Retail - 0.0%
JC Penney Corp., Inc. 5.75% 2/15/18		165,000	140,250
Sears Holdings Corp. 6.625% 10/15/18		127,000	123,666
			263,916
TOTAL CONSUMER DISCRETIONARY			7,632,386
FINANCIALS - 1.3%
Diversified Financial Services - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (g)		220,000	223,850
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	528,955
			752,805
Real Estate Investment Trusts - 0.8%
Camden Property Trust 5% 6/15/15		265,000	285,916
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	239,045
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	690,722
9.625% 3/15/16		526,000	641,160
Duke Realty LP 6.25% 5/15/13		142,000	142,908
Equity One, Inc.:
5.375% 10/15/15		95,000	103,506
6% 9/15/16		189,000	213,062
6.25% 1/15/17		189,000	214,462
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	308,851
6.3% 9/15/16		900,000	1,042,374
7.072% 6/8/15		95,000	105,344
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	176,117
5.125% 4/1/14		189,000	197,281
6.5% 1/17/17		119,000	137,007
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods/Forsyth LP 5.85% 3/15/17		$ 607,000	$ 680,956
Hospitality Properties Trust:
5.625% 3/15/17		292,000	320,975
6.7% 1/15/18		189,000	216,533
7.875% 8/15/14		95,000	100,281
iStar Financial, Inc.:
5.875% 3/15/16		1,954,000	2,029,718
5.95% 10/15/13		662,000	674,413
6.05% 4/15/15		618,000	644,265
7.125% 2/15/18		265,000	278,250
9% 6/1/17		395,000	442,400
National Retail Properties, Inc. 6.875% 10/15/17		379,000	452,425
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	209,318
Potlatch Corp. 7.5% 11/1/19		189,000	217,350
ProLogis LP 7.625% 7/1/17		297,000	345,993
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	231,393
Senior Housing Properties Trust 6.75% 4/15/20		134,000	152,860
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	101,512
5.25% 1/15/16		189,000	207,425
			11,803,822
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	301,221
6% 4/1/16		189,000	211,154
7.5% 5/15/15		95,000	106,414
CB Richard Ellis Services, Inc.:
5% 3/15/23		270,000	273,051
11.625% 6/15/17		189,000	203,421
Colonial Properties Trust:
6.15% 4/15/13		237,000	237,392
6.25% 6/15/14		302,000	319,004
Colonial Realty LP 6.05% 9/1/16		284,000	318,235
First Industrial LP 5.75% 1/15/16		189,000	201,446
Forest City Enterprises, Inc. 6.5% 2/1/17		1,022,000	988,785
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Kennedy-Wilson, Inc.:
8.75% 4/1/19		$ 190,000	$ 205,200
8.75% 4/1/19 (g)		400,000	432,000
Regency Centers LP 5.875% 6/15/17		114,000	130,987
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	509,438
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	153,959
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (g)		70,000	71,925
			4,663,632
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		4,972,240	3,634,707
TOTAL FINANCIALS			20,854,966
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	211,575
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		818,000	888,553
TOTAL HEALTH CARE			1,100,128
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (g)		165,000	172,425
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	421,012
TOTAL NONCONVERTIBLE BONDS			30,180,917
TOTAL CORPORATE BONDS (Cost $31,535,594)			32,616,825
U.S. Treasury Inflation Protected Obligations - 28.9%
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$ 3,855,814	$ 3,871,238
0.75% 2/15/42		9,018,327	9,426,519
1.75% 1/15/28		12,393,452	15,780,055
2% 1/15/26		11,262,445	14,683,002
2.125% 2/15/40		5,368,147	7,571,463
2.125% 2/15/41		7,945,808	11,260,519
2.375% 1/15/25		11,603,503	15,599,193
2.375% 1/15/27		13,457,137	18,341,288
2.5% 1/15/29		9,692,984	13,559,325
3.625% 4/15/28		6,224,110	9,732,913
3.875% 4/15/29		8,896,929	14,471,501
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		15,498,377	16,475,888
0.125% 4/15/17		13,736,584	14,824,060
0.125% 1/15/22		16,226,414	17,675,871
0.125% 7/15/22		16,571,184	18,079,974
0.125% 1/15/23		18,255,348	19,706,050
0.5% 4/15/15		10,420,036	10,951,864
0.625% 7/15/21		11,412,629	13,068,611
1.125% 1/15/21		14,499,565	17,113,432
1.25% 4/15/14		6,307,194	6,519,652
1.25% 7/15/20		21,635,863	25,867,474
1.375% 7/15/18		7,515,106	8,809,957
1.375% 1/15/20		10,156,062	12,107,468
1.625% 1/15/15		12,092,665	12,906,348
1.625% 1/15/18		6,245,086	7,287,996
1.875% 7/15/15		17,356,729	19,053,557
1.875% 7/15/19		13,323,632	16,322,964
2% 1/15/14		1,003,159	1,036,955
2% 7/15/14		10,693,449	11,324,512
2% 1/15/16		3,927,006	4,379,655
2.125% 1/15/19		11,346,733	13,851,454
2.375% 1/15/17		8,226,597	9,601,610
2.5% 7/15/16		22,952,561	26,573,826
2.625% 7/15/17		9,579,981	11,530,073
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $408,498,500)			449,366,267
Asset-Backed Securities - 0.9%
		Principal Amount (e)	Value
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5642% 3/23/19 (g)(i)		$ 206,422	$ 204,214
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		289,214	290,110
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.555% 1/20/37 (g)(i)		144,982	137,008
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,123,639	988,803
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.555% 4/7/52 (g)(i)		617,824	537,507
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	271,511
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	424,188
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		58,650	58,586
Class B2, 1.6336% 12/28/35 (g)(i)		57,639	55,910
Class D, 9% 12/28/35 (g)		525,651	371,583
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		1,158,838	834,363
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	367,294
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6516% 11/28/39 (g)(i)		900,273	27,008
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8542% 9/25/46 (g)(i)		750,000	264,938
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		800,014	337,892
Merit Securities Corp. Series 13 Class M1, 7.8859% 12/28/33 (i)		1,900,000	2,047,987
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9616% 8/28/38 (g)(i)		836,000	794,200
Class C1B, 7.696% 8/28/38 (g)		1,211,876	1,030,095
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		59,274	23,866
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9455% 2/5/36 (g)(i)		305,524	31
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7841% 9/25/26 (g)(i)		568,000	343,640
Series 2006-1A:
Class A1A, 0.5441% 9/25/26 (g)(i)		315,563	306,285
Class A1B, 0.6141% 9/25/26 (g)(i)		609,000	552,972
Class A2A, 0.5041% 9/25/26 (g)(i)		144,562	142,856
Class C 0.8141% 9/25/26 (g)(i)		250,000	221,200
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class F, 1.4341% 9/25/26 (g)(i)		$ 436,000	$ 381,064
Class G, 1.6341% 9/25/26 (g)(i)		306,000	264,904
Class H, 1.9341% 9/25/26 (g)(i)		814,000	700,528
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6091% 11/21/40 (g)(i)		2,102,976	1,892,678
Class F, 2.2391% 11/21/40 (g)(i)		1,500,000	270,000
TOTAL ASSET-BACKED SECURITIES (Cost $15,514,051)			14,143,221
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3832% 6/15/22 (g)(i)		288,182	283,945
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6947% 1/25/19 (g)(i)		27,832	12,047
Class B4, 4.6947% 1/25/19 (g)(i)		55,664	20,217
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (g)(i)		95,000	109,104
Series 2010-K6 Class B, 5.3546% 12/25/46 (g)(i)		189,000	215,699
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		189,000	196,438
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $712,471)			837,450
Commercial Mortgage Securities - 1.8%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (l)		1,443,330	1,413,899
Banc of America Commercial Mortgage Trust:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		6,729	6,735
Series 2005-1 Class CJ, 5.1989% 11/10/42 (i)		275,000	294,817
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.503% 11/15/15 (g)(i)		2,461,434	2,475,154
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2032% 3/15/22 (g)(i)		90,411	60,877
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.7032% 8/15/17 (g)(i)		210,000	222,075
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4539% 3/11/39 (i)		568,000	572,322
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		$ 379,000	$ 338,986
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(i)	CAD	1,605,000	1,403,081
Class G, 5.01% 5/15/44 (g)(i)	CAD	351,000	289,238
Class H, 5.01% 5/15/44 (g)(i)	CAD	235,000	167,497
Class J, 5.01% 5/15/44 (g)(i)	CAD	235,000	158,320
Class K, 5.01% 5/15/44 (g)(i)	CAD	118,000	67,410
Class L, 5.01% 5/15/44 (g)(i)	CAD	421,000	216,217
Class M, 5.01% 5/15/44 (g)(i)	CAD	1,927,737	892,488
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3332% 12/15/20 (g)(i)		379,000	363,179
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		175,403	176,982
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (g)		850,000	791,081
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		189,000	199,640
Series 2003-C3 Class D, 4.131% 5/15/38		379,000	379,196
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5566% 11/10/46 (g)(i)		580,000	615,267
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		284,773	284,880
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.192% 6/10/31 (g)(i)		390,776	391,894
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)		530,000	563,804
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.575% 12/25/43 (i)(k)		1,156,048	187,588
Series K012 Class X3, 2.2879% 1/25/41 (i)(k)		665,148	96,503
Series K013 Class X3, 2.7899% 1/25/43 (i)(k)		1,124,000	200,173
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		914,982	921,844
GCCFC Commercial Mortgage Trust sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		189,000	189,477
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		188,101	211,488
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		153,654	155,541
Series 1999-C3 Class J, 6.974% 8/15/36		516,000	545,755
Series 2000-C1 Class K, 7% 3/15/33		33,397	25,393
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(i)		530,000	534,910
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Corp. II: - continued
Series 2012-GCJ7:
Class C, 5.7223% 5/10/45 (i)		$ 500,000	$ 563,159
Class D, 5.7223% 5/10/45 (g)(i)		500,000	515,761
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		500,000	504,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(i)		641,000	755,449
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,053,970
Series 2010-CNTR Class D, 6.1838% 8/5/32 (g)(i)		284,000	299,606
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		163,924	167,100
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8856% 6/15/38 (i)		589,000	603,588
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5626% 6/25/43 (g)(i)		365,500	370,665
Series 2011-1 Class B, 5.5626% 6/25/43 (g)(i)		443,000	467,789
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (g)		567,317	496,403
Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	60
Class F, 10.813% 5/15/44 (g)		38,031	4
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	959,592
Series 1997-RR Class F, 7.4013% 4/30/39 (g)(i)		49,111	48,620
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		385,099	289,902
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	859,397
Series 2011-C2:
Class D, 5.3168% 6/15/44 (g)(i)		358,000	377,741
Class E, 5.3168% 6/15/44 (g)(i)		454,000	474,354
Class F, 5.3168% 6/15/44 (g)(i)		343,000	287,104
Class XB, 0.4643% 6/15/44 (g)(i)(k)		12,067,221	432,972
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (i)(k)		125,363	125,213
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		221,937	278,686
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	489,962
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7782% 7/15/24 (g)(i)		341,000	298,737
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		$ 379,000	$ 386,076
Series 2004-C12 Class D, 5.3075% 7/15/41 (i)		426,000	441,934
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	660,456
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1856% 3/15/45 (g)(i)		220,000	167,442
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,195,874)			27,789,453
Common Stocks - 13.5%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Hyatt Hotels Corp. Class A (a)	8,200	354,486
Household Durables - 0.5%
NVR, Inc. (a)	100	108,011
Standard Pacific Corp. (a)	33,250	287,280
Stanley Martin Communities LLC Class B (a)	6,300	6,270,705
		6,665,996
TOTAL CONSUMER DISCRETIONARY		7,020,482
FINANCIALS - 12.6%
Real Estate Investment Trusts - 12.3%
Acadia Realty Trust (SBI)	181,190	5,031,646
Alexandria Real Estate Equities, Inc.	57,785	4,101,579
American Campus Communities, Inc.	11,600	525,944
American Residential Properties, Inc. (g)	32,900	715,575
American Tower Corp.	12,200	938,424
AmREIT, Inc. Class B	10,700	208,222
Anworth Mortgage Asset Corp.	63,600	402,588
Apartment Investment & Management Co. Class A	105,100	3,222,366
Arbor Realty Trust, Inc.	7,000	54,880
Associated Estates Realty Corp.	17,500	326,200
AvalonBay Communities, Inc.	30,778	3,898,649
Aviv REIT, Inc.	8,200	197,292
BioMed Realty Trust, Inc.	7,200	155,520
Boardwalk (REIT)	4,100	252,211
Boston Properties, Inc.	53,015	5,357,696
Camden Property Trust (SBI)	84,235	5,785,260
CapLease, Inc.	152,800	973,336
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.	296,734	$ 7,002,922
Cedar Shopping Centers, Inc.	153,700	939,107
Chesapeake Lodging Trust	166,456	3,818,501
CommonWealth REIT	8,400	188,496
Coresite Realty Corp.	4,100	143,418
Cousins Properties, Inc.	184,200	1,969,098
CyrusOne, Inc.	7,100	162,164
Cys Investments, Inc.	46,480	545,675
DCT Industrial Trust, Inc.	60,127	444,940
DiamondRock Hospitality Co.	22,882	213,031
Digital Realty Trust, Inc.	5,800	388,078
Douglas Emmett, Inc.	166,830	4,159,072
DuPont Fabros Technology, Inc.	36,100	876,147
Dynex Capital, Inc.	63,900	682,452
EastGroup Properties, Inc.	4,000	232,800
Education Realty Trust, Inc.	320,265	3,372,390
Equity Lifestyle Properties, Inc.	42,400	3,256,320
Equity One, Inc.	143,826	3,447,509
Equity Residential (SBI)	69,999	3,854,145
Essex Property Trust, Inc.	33,758	5,083,280
Excel Trust, Inc.	73,828	1,007,752
First Industrial Realty Trust, Inc.	107,300	1,838,049
First Potomac Realty Trust	100,200	1,485,966
General Growth Properties, Inc.	130,241	2,589,191
Glimcher Realty Trust	226,238	2,624,361
Hatteras Financial Corp.	8,300	227,669
HCP, Inc.	129,813	6,472,476
Health Care REIT, Inc.	44,575	3,027,088
Highwoods Properties, Inc. (SBI)	113,063	4,473,903
Home Properties, Inc.	59,900	3,798,858
Host Hotels & Resorts, Inc.	157,081	2,747,347
Kite Realty Group Trust	134,233	904,730
Lexington Corporate Properties Trust	150,800	1,779,440
LTC Properties, Inc.	14,500	590,585
MFA Financial, Inc.	393,966	3,671,763
Mid-America Apartment Communities, Inc.	8,300	573,198
Monmouth Real Estate Investment Corp. Class A	15,500	172,825
National Retail Properties, Inc.	7,400	267,658
Newcastle Investment Corp.	72,300	807,591
NorthStar Realty Finance Corp.	43,600	413,328
Parkway Properties, Inc.	8,500	157,675
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Piedmont Office Realty Trust, Inc. Class A	67,300	$ 1,318,407
Prologis, Inc.	301,468	12,052,691
Public Storage	76,334	11,627,195
Retail Properties America, Inc.	103,300	1,528,840
Select Income (REIT)	10,966	290,051
Senior Housing Properties Trust (SBI)	32,300	866,609
Silver Bay Realty Trust Corp.	1,343	27,792
Simon Property Group, Inc.	119,480	18,944,749
SL Green Realty Corp.	81,719	7,036,823
Stag Industrial, Inc.	39,800	846,546
Summit Hotel Properties, Inc.	29,000	303,630
Sun Communities, Inc.	24,220	1,194,773
Sunstone Hotel Investors, Inc. (a)	203,018	2,499,152
Terreno Realty Corp.	32,900	591,542
Two Harbors Investment Corp.	27,400	345,514
Ventas, Inc.	226,147	16,553,960
Vornado Realty Trust	21,047	1,760,371
Washington (REIT) (SBI)	17,600	489,984
Weyerhaeuser Co.	14,687	460,878
WP Carey, Inc. (f)	7,900	532,460
		191,830,353
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	52,571	1,327,418
Forest City Enterprises, Inc. Class A (a)	95,313	1,693,712
Kennedy-Wilson Holdings, Inc.	28,000	434,280
		3,455,410
Thrifts & Mortgage Finance - 0.1%
Home Loan Servicing Solutions Ltd.	29,900	697,567
TOTAL FINANCIALS		195,983,330
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	110,472	3,079,959
Emeritus Corp. (a)	129,243	3,591,663
		6,671,622
TOTAL COMMON STOCKS (Cost $196,131,328)		209,675,434
Preferred Stocks - 1.6%
	Shares	Value
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
CommonWealth REIT 6.50%	22,800	$ 545,604
Excel Trust, Inc. 7.00% (g)	43,800	1,137,340
Health Care REIT, Inc. Series I, 6.50%	3,800	236,550
Lexington Corporate Properties Trust Series C, 6.50%	13,700	673,766
		2,593,260
Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	26,265	683,941
FINANCIALS - 1.4%
Real Estate Investment Trusts - 1.4%
AG Mortgage Investment Trust, Inc. 8.00%	12,379	315,417
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	924,000
Series C, 7.625%	2,324	59,587
Series D, 7.50%	11,671	296,443
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,077,111
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	345,818
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	296,416
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	232,366
Armour Residential REIT, Inc. Series B, 7.875%	2,202	55,050
CapLease, Inc. Series B, 8.375%	40,000	1,080,400
CBL & Associates Properties, Inc. 7.375%	10,347	261,986
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	306,101
CenterPoint Properties Trust Series D, 5.377%	5,280	3,115,200
Chesapeake Lodging Trust Series A, 7.75%	4,050	112,752
Coresite Realty Corp. Series A, 7.25%	11,776	308,531
Corporate Office Properties Trust Series J, 7.625%	4,694	117,491
Cousins Properties, Inc.:
Series A, 7.75%	15,100	387,164
Series B, 7.50%	8,259	209,448
Cys Investments, Inc. Series A, 7.75%	2,162	54,655
DDR Corp.:
Series J, 6.50%	6,519	164,866
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.: - continued
Series K, 6.25% (a)(h)	5,623	$ 139,450
Duke Realty LP Series L, 6.60%	1,034	26,377
Dynex Capital, Inc. Series A, 8.50%	20,755	545,649
Equity Lifestyle Properties, Inc. Series C, 6.75%	25,000	645,000
Essex Property Trust, Inc. Series H, 7.125%	1,900	50,521
Excel Trust, Inc. Series B, 8.125%	24,000	626,160
First Potomac Realty Trust 7.75%	22,008	572,208
Glimcher Realty Trust:
6.875% (a)	702	17,480
Series G, 8.125%	6,290	158,382
Series H, 7.50%	2,898	76,101
Hatteras Financial Corp. Series A, 7.625%	5,740	144,820
Hospitality Properties Trust Series C, 7.00%	11,296	287,144
Hudson Pacific Properties, Inc. 8.375%	11,698	311,986
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	166,449
iStar Financial, Inc.:
Series E, 7.875%	3,811	91,502
Series F, 7.80%	7,116	170,072
Kite Realty Group Trust 8.25%	900	23,346
LaSalle Hotel Properties:
Series G, 7.25%	16,540	414,989
Series I, 6.375%	3,663	90,733
LBA Realty Fund II Series B, 7.625% (a)	27,795	542,003
Lexington Realty Trust 7.55%	3,785	94,928
MFA Financial, Inc.:
8.00%	11,262	298,781
Series A, 8.50%	66,122	1,730,413
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	199,136
Series C, 8.875%	10,582	273,545
Parkway Properties, Inc. Series D, 8.00%	5,000	125,350
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	306,245
Series B, 8.00%	7,600	207,860
Series C, 6.50%	5,758	141,935
Pennsylvania (REIT) 7.375%	4,082	104,867
Prologis, Inc.:
Series O, 7.00%	100	2,499
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Prologis, Inc.: - continued
Series Q, 8.54%	3,700	$ 235,413
PS Business Parks, Inc.:
5.70% (a)	5,832	145,100
Series S, 6.45%	3,425	90,420
Saul Centers, Inc.:
8.00%	3,440	89,440
Series C, 6.875%	14,926	390,613
Stag Industrial, Inc. Series A, 9.00%	40,000	1,083,600
Strategic Hotel & Resorts, Inc. Series A, 8.50%	4,614	114,197
Summit Hotel Properties, Inc.:
7.125% (a)	6,788	171,601
Series B, 7.875% (a)	9,827	255,011
Sun Communities, Inc. Series A, 7.125%	15,940	407,267
Taubman Centers, Inc. Series K, 6.25% (a)	4,319	107,932
UMH Properties, Inc. Series A, 8.25%	14,000	372,400
Weingarten Realty Investors (SBI) Series F, 6.50%	14,746	373,074
		22,142,832
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	190,861
TOTAL FINANCIALS		22,333,693
TOTAL NONCONVERTIBLE PREFERRED STOCKS		23,017,634
TOTAL PREFERRED STOCKS (Cost $33,584,325)		25,610,894
Floating Rate Loans - 1.0%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.2%
Extended Stay America, Inc. REL 9.625% 12/1/19	$ 1,500,000	1,593,750
La Quinta:
Tranche A, term loan 1.603% 7/6/14 (i)	104,604	115,326
Floating Rate Loans - continued
	Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
La Quinta: - continued
Tranche B, term loan 1.603% 7/6/14 (i)	$ 78,453	$ 86,494
Tranche D, term loan 2.353% 7/6/14 (i)	1,000,000	1,072,500
		2,868,070
Household Durables - 0.1%
TOUSA, Inc. Tranche 1LN, term loan 7/31/49 (d)	3,000,000	2,160,000
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (i)	1,129,875	1,124,226
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (i)	284,288	288,196
TOTAL CONSUMER DISCRETIONARY		6,440,492
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Blackstone REL 10% 10/1/17	3,000,000	3,180,000
Real Estate Investment Trusts - 0.1%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (i)	575,016	580,048
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9537% 3/26/21 (i)	85,000	85,425
CityCenter term loan 8.75% 7/1/13 (i)	2,606,094	2,606,094
EOP Operating LP term loan 5.25% 2/1/14 (i)	500,000	505,350
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (i)	1,099,000	987,009
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (i)	45,132	45,132
Credit-Linked Deposit 4.4587% 10/10/16 (i)	30,820	30,820
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (i)	570,000	577,125
		4,836,955
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (i)	45,000	45,675
TOTAL FINANCIALS		8,642,678
Floating Rate Loans - continued
	Principal Amount (e)	Value
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.7865% 1/25/17 (i)	$ 91,500	$ 91,729
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)	737,205	713,246
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche A, term loan 2.71% 1/31/17 (i)	182,597	182,826
TOTAL FLOATING RATE LOANS (Cost $16,585,965)		16,070,971
Commodity Funds - 23.7%
	Shares
Fidelity Commodity Strategy Central Fund (j) (Cost $437,515,611)	35,502,185	369,222,712
Fixed-Income Funds - 25.2%

Fidelity Floating Rate Central Fund (j) (Cost $372,434,781)	3,658,405	391,412,751
Preferred Securities - 0.0%
	Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g) (Cost $569,842)	$ 500,000	25,000
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	16,902,255	$ 16,902,255
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	371,250	371,250
TOTAL MONEY MARKET FUNDS (Cost $17,273,505)		17,273,505
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,556,551,847)		1,554,044,483
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,514,781
NET ASSETS - 100%		$ 1,555,559,264
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,454,423 or 2.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,413,899 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 1,397,669
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,367
Fidelity Commodity Strategy Central Fund	149,151
Fidelity Floating Rate Central Fund	9,241,459
Fidelity Securities Lending Cash Central Fund	72
Total	$ 9,405,049
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 332,803,865	$ 62,040,273	$ -	$ 369,222,712	85.2%
Fidelity Floating Rate Central Fund	334,845,337	48,048,981	-	391,412,751	29.1%
Total	$ 667,649,202	$ 110,089,254	$ -	$ 760,635,463
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,704,423	$ 1,433,718	$ -	$ 6,270,705
Financials	220,910,283	214,663,309	2,416,168	3,830,806
Health Care	6,671,622	6,671,622	-	-
Corporate Bonds	32,616,825	-	28,982,118	3,634,707
U.S. Government and Government Agency Obligations	449,366,267	-	449,366,267	-
Asset-Backed Securities	14,143,221	-	7,017,519	7,125,702
Collateralized Mortgage Obligations	837,450	-	805,186	32,264
Commercial Mortgage Securities	27,789,453	-	20,843,589	6,945,864
Floating Rate Loans	16,070,971	-	6,911,457	9,159,514
Fixed-Income Funds	391,412,751	391,412,751	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	17,273,505	17,273,505	-	-
Commodity Funds	369,222,712	369,222,712	-	-
Total Investments in Securities:	$ 1,554,044,483	$ 1,000,677,617	$ 516,342,304	$ 37,024,562
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 37,420,737
Total Realized Gain (Loss)	(12,626,561)
Total Unrealized Gain (Loss)	15,831,124
Cost of Purchases	5,934,482
Proceeds of Sales	(9,898,383)
Amortization/Accretion	(9,586)
Transfers in to Level 3	1,483,753
Transfers out of Level 3	(1,111,004)
Ending Balance	$ 37,024,562
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2013	$ 2,949,152

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (including securities loaned of $363,960) - See accompanying schedule: Unaffiliated issuers (cost $729,327,950)	$ 776,135,515
Fidelity Central Funds (cost $827,223,897)	777,908,968
Total Investments (cost $1,556,551,847)		$ 1,554,044,483
Cash		534,060
Receivable for investments sold		6,232,321
Receivable for fund shares sold		2,977,076
Dividends receivable		1,171,037
Interest receivable		2,199,580
Distributions receivable from Fidelity Central Funds		1,653,299
Receivable from investment adviser for expense reductions		199
Other receivables		4,249
Total assets		1,568,816,304

Liabilities
Payable for investments purchased Regular delivery	$ 9,501,473
Delayed delivery	140,575
Payable for fund shares redeemed	2,058,340
Accrued management fee	719,572
Distribution and service plan fees payable	140,620
Other affiliated payables	240,405
Other payables and accrued expenses	84,805
Collateral on securities loaned, at value	371,250
Total liabilities		13,257,040

Net Assets		$ 1,555,559,264
Net Assets consist of:
Paid in capital		$ 1,859,184,753
Undistributed net investment income		4,392,413
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(305,509,078)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,508,824)
Net Assets		$ 1,555,559,264

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($222,165,085 ÷ 22,730,646 shares)	$ 9.77

Maximum offering price per share (100/96.00 of $9.77)	$ 10.18
Class T: Net Asset Value and redemption price per share ($31,037,655 ÷ 3,170,849 shares)	$ 9.79

Maximum offering price per share (100/96.00 of $9.79)	$ 10.20
Class B: Net Asset Value and offering price per share ($5,145,875 ÷ 528,430 shares)A	$ 9.74

Class C: Net Asset Value and offering price per share ($101,988,234 ÷ 10,534,683 shares)A	$ 9.68

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($741,301,170 ÷ 75,464,362 shares)	$ 9.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($453,921,245 ÷ 46,309,988 shares)	$ 9.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2013

Investment Income
Dividends		$ 3,377,146
Interest		4,845,225
Inflation principal income		1,688,861
Income from Fidelity Central Funds		9,405,049
Total income		19,316,281

Expenses
Management fee	$ 3,987,922
Transfer agent fees	1,111,122
Distribution and service plan fees	833,616
Accounting and security lending fees	284,206
Custodian fees and expenses	22,519
Independent trustees' compensation	2,581
Registration fees	64,705
Audit	93,614
Legal	3,670
Miscellaneous	4,458
Total expenses before reductions	6,408,413
Expense reductions	(100,441)	6,307,972
Net investment income (loss)		13,008,309
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,297,684)
Foreign currency transactions	(713)
Total net realized gain (loss)		(6,298,397)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,250,394
Assets and liabilities in foreign currencies	196
Total change in net unrealized appreciation (depreciation)		13,250,590
Net gain (loss)		6,952,193
Net increase (decrease) in net assets resulting from operations		$ 19,960,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,008,309	$ 31,579,841
Net realized gain (loss)	(6,298,397)	56,673,375
Change in net unrealized appreciation (depreciation)	13,250,590	178,479,606
Net increase (decrease) in net assets resulting from operations	19,960,502	266,732,822
Distributions to shareholders from net investment income	(14,623,072)	(48,021,133)
Distributions to shareholders from net realized gain	(4,225,527)	(54,380,158)
Total distributions	(18,848,599)	(102,401,291)
Share transactions - net increase (decrease)	208,526,947	(4,640,147,542)
Redemption fees	38,574	80,871
Total increase (decrease) in net assets	209,677,424	(4,475,735,140)

Net Assets
Beginning of period	1,345,881,840	5,821,616,980
End of period (including undistributed net investment income of $4,392,413 and undistributed net investment income of $6,007,176, respectively)	$ 1,555,559,264	$ 1,345,881,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.78	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23
Income from Investment Operations
Net investment income (loss) E	.083	.178	.233	.171	.146	.444
Net realized and unrealized gain (loss)	.035	.940	.101	.840	(.528)	(.820)
Total from investment operations	.118	1.118	.334	1.011	(.382)	(.376)
Distributions from net investment income	(.098)	(.128) H	(.214)	(.111)	(.208)	(.424)
Distributions from net realized gain	(.030)	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.128)	(.538)	(.214)	(.221)	(.688)	(.494)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.77	$ 9.78	$ 9.20	$ 9.08	$ 8.29	$ 9.36
Total Return B,C,D	1.23%	12.66%	3.60%	12.46%	(2.73)%	(3.96)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.04% A	1.04%	1.01%	1.02%	1.03%	1.01%
Expenses net of fee waivers, if any	1.04% A	1.03%	1.01%	1.02%	1.03%	1.01%
Expenses net of all reductions	1.03% A	1.03%	1.01%	1.02%	1.03%	1.01%
Net investment income (loss)	1.72% A	1.88%	2.41%	1.98%	1.98%	4.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 222,165	$ 222,335	$ 219,906	$ 168,216	$ 112,929	$ 125,074
Portfolio turnover rate G	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.083	.177	.232	.170	.144	.449
Net realized and unrealized gain (loss)	.045	.940	.099	.841	(.521)	(.843)
Total from investment operations	.128	1.117	.331	1.011	(.377)	(.394)
Distributions from net investment income	(.098)	(.127) H	(.211)	(.111)	(.203)	(.417)
Distributions from net realized gain	(.030)	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.128)	(.537)	(.211)	(.221)	(.683)	(.487)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.001
Net asset value, end of period	$ 9.79	$ 9.79	$ 9.21	$ 9.09	$ 8.30	$ 9.36
Total Return B,C,D	1.33%	12.62%	3.56%	12.44%	(2.69)%	(4.12)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.05% A	1.05%	1.02%	1.03%	1.07%	1.01%
Expenses net of fee waivers, if any	1.05% A	1.04%	1.01%	1.03%	1.07%	1.01%
Expenses net of all reductions	1.04% A	1.04%	1.01%	1.03%	1.07%	1.01%
Net investment income (loss)	1.71% A	1.87%	2.40%	1.98%	1.95%	4.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,038	$ 30,648	$ 29,038	$ 27,373	$ 23,500	$ 27,405
Portfolio turnover rate G	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21
Income from Investment Operations
Net investment income (loss) E	.048	.111	.162	.108	.093	.376
Net realized and unrealized gain (loss)	.043	.940	.099	.845	(.536)	(.824)
Total from investment operations	.091	1.051	.261	.953	(.443)	(.448)
Distributions from net investment income	(.061)	(.061) H	(.131)	(.083)	(.147)	(.353)
Distributions from net realized gain	(.030)	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.091)	(.471)	(.131)	(.193)	(.627)	(.423)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.001
Net asset value, end of period	$ 9.74	$ 9.74	$ 9.16	$ 9.03	$ 8.27	$ 9.34
Total Return B,C,D	.95%	11.89%	2.82%	11.73%	(3.53)%	(4.63)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.77%	1.74%	1.75%	1.76%	1.71%
Expenses net of fee waivers, if any	1.75% A	1.73%	1.73%	1.75%	1.75%	1.71%
Expenses net of all reductions	1.74% A	1.73%	1.73%	1.75%	1.75%	1.71%
Net investment income (loss)	1.00% A	1.18%	1.68%	1.26%	1.27%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,146	$ 5,743	$ 6,587	$ 7,406	$ 5,992	$ 8,847
Portfolio turnover rate G	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19
Income from Investment Operations
Net investment income (loss) E	.045	.105	.158	.105	.088	.366
Net realized and unrealized gain (loss)	.036	.933	.107	.838	(.532)	(.826)
Total from investment operations	.081	1.038	.265	.943	(.444)	(.460)
Distributions from net investment income	(.061)	(.058) H	(.135)	(.083)	(.146)	(.350)
Distributions from net realized gain	(.030)	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.091)	(.468)	(.135)	(.193)	(.626)	(.420)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.68	$ 9.69	$ 9.12	$ 8.99	$ 8.24	$ 9.31
Total Return B,C,D	.85%	11.80%	2.88%	11.65%	(3.55)%	(4.77)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.81% A	1.81%	1.77%	1.78%	1.83%	1.80%
Expenses net of fee waivers, if any	1.80% A	1.80%	1.76%	1.78%	1.83%	1.80%
Expenses net of all reductions	1.80% A	1.80%	1.76%	1.78%	1.83%	1.80%
Net investment income (loss)	.95% A	1.12%	1.65%	1.23%	1.19%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,988	$ 94,134	$ 89,790	$ 66,399	$ 44,744	$ 50,837
Portfolio turnover rate G	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.097	.212	.262	.196	.166	.479
Net realized and unrealized gain (loss)	.035	.941	.098	.846	(.529)	(.834)
Total from investment operations	.132	1.153	.360	1.042	(.363)	(.355)
Distributions from net investment income	(.112)	(.154) G	(.250)	(.122)	(.227)	(.446)
Distributions from net realized gain	(.030)	(.410) G	-	(.110)	(.480)	(.070)
Total distributions	(.142)	(.564)	(.250)	(.232)	(.707)	(.516)
Redemption fees added to paid in capital D	- I	.001	- I	- I	- I	.001
Net asset value, end of period	$ 9.82	$ 9.83	$ 9.24	$ 9.13	$ 8.32	$ 9.39
Total Return B,C	1.37%	13.03%	3.87%	12.81%	(2.48)%	(3.73)%
Ratios to Average Net Assets E,H
Expenses before reductions	.76% A	.75%	.72%	.73%	.77%	.73%
Expenses net of fee waivers, if any	.76% A	.73%	.71%	.73%	.77%	.73%
Expenses net of all reductions	.75% A	.73%	.71%	.73%	.77%	.73%
Net investment income (loss)	2.00% A	2.18%	2.70%	2.28%	2.25%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 741,301	$ 649,200	$ 3,541,743	$ 4,069,023	$ 4,914,336	$ 4,868,074
Portfolio turnover rate F	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25
Income from Investment Operations
Net investment income (loss) D	.093	.202	.258	.194	.166	.475
Net realized and unrealized gain (loss)	.035	.947	.099	.848	(.529)	(.841)
Total from investment operations	.128	1.149	.357	1.042	(.363)	(.366)
Distributions from net investment income	(.108)	(.150) G	(.247)	(.122)	(.227)	(.445)
Distributions from net realized gain	(.030)	(.410) G	-	(.110)	(.480)	(.070)
Total distributions	(.138)	(.560)	(.247)	(.232)	(.707)	(.515)
Redemption fees added to paid in capital D	- I	.001	- I	- I	- I	.001
Net asset value, end of period	$ 9.80	$ 9.81	$ 9.22	$ 9.11	$ 8.30	$ 9.37
Total Return B,C	1.33%	13.01%	3.84%	12.84%	(2.49)%	(3.85)%
Ratios to Average Net Assets E,H
Expenses before reductions	.84% A	.81%	.76%	.75%	.77%	.75%
Expenses net of fee waivers, if any	.84% A	.80%	.76%	.75%	.77%	.75%
Expenses net of all reductions	.83% A	.80%	.75%	.75%	.77%	.75%
Net investment income (loss)	1.92% A	2.12%	2.66%	2.25%	2.24%	4.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 453,921	$ 343,822	$ 813,551	$ 716,052	$ 571,760	$ 514,011
Portfolio turnover rate F	12% A	15%	35%	29%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013

1. Organization.

Fidelity® Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through October 21, 2011, and all outstanding shares were redeemed by October 21, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swap Agreements
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

(the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the heirarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid

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3. Significant Accounting Policies - continued

Investment Valuation - continued

price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/13	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$430,168	Discounted cash flow	Yield	5.8% - 10% / 9.4%	Decrease
Collateralized Mortgage Obligations	$32,264	Discounted cash flow	Yield	14% - 14.5% / 14.3%	Decrease
Commercial Mortgage Securities	$289,902	Comparable	Spread	24.9%	Decrease
Common Stock	$6,270,705	Adjusted book value	Book value multiple	1.0	Increase
Corporate Bonds	$3,634,707	Discounted cash flow	Yield	22.5%	Decrease
Floating Rate Loans	$5,786,094	Discounted cash flow	Yield	8.7% - 8.8% / 8.7%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the unobservable inputs listed in the table above, a significant increase in yields, spreads or constant prepayment rates could result in a significant decrease to the fair value measurement. A significant increase in estimated recovery rates, transactions prices or book value multiples could result in a significant increase to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended September 30, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 95,312,981
Gross unrealized depreciation	(114,054,881)
Net unrealized appreciation (depreciation) on securities and other investments	(18,741,900)

Tax cost	$ 1,572,786,383

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (281,231,487)
2018	(2,428,473)
Total capital loss carryforward	$ (283,659,960)

Due to large redemptions in a prior period, $283,659,960 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to ..75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $187,568,657 and $55,823,939, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 279,317	$ 4,203
Class T	-%	.25%	38,554	345
Class B	.65%	.25%	24,638	17,826
Class C	.75%	.25%	491,107	85,441
			$ 833,616	$ 107,815

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,821
Class T	3,324
Class B*	2,259
Class C*	2,938
$ 26,342

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 177,247.16
Class T	26,063.17
Class B	6,633.24
Class C	84,169.17
Strategic Real Return	434,398.13
Institutional Class	382,612.21
	$ 1,111,122

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,803 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,575 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $72. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

During the period, FMR contractually agreed to waive a portion of the Fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on the Fund's proportionate ownership of the Central Fund. This waiver reduced the Fund's management fee by $41,493. Effective December 31, 2012, this waiver arrangement was terminated when Geode, an unaffiliated investment manager of FMR, replaced FMRC as the investment manager for Fidelity Commodity Strategy Central Fund and its subsidiary.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.75%	$ 571

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8. Expense Reductions - continued

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $177.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $58,078 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $122.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2013	Year ended September 30, 2012A,B
From net investment income
Class A	$ 2,269,894	$ 3,008,280
Class T	312,052	402,758
Class B	34,752	41,934
Class C	615,993	565,159
Strategic Real Return	7,544,527	27,969,381
Class F	-	8,050,092
Institutional Class	3,845,854	7,983,529
Total	$ 14,623,072	$ 48,021,133
From net realized gain
Class A	$ 700,228	$ 9,700,542
Class T	96,028	1,299,086
Class B	16,972	274,941
Class C	305,193	3,954,962
Strategic Real Return	2,031,418	25,681,982
Institutional Class	1,075,688	13,468,645
Total	$ 4,225,527	$ 54,380,158

A All Class F shares were redeemed on October 21, 2011.

B The amounts shown reflect certain reclassifications related to book to tax differences.

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012A	Six months ended March 31, 2013	Year ended September 30, 2012A
Class A
Shares sold	3,272,511	4,546,984	$ 31,722,849	$ 42,952,906
Reinvestment of distributions	231,564	1,073,931	2,229,544	9,826,860
Shares redeemed	(3,508,183)	(6,794,492)	(33,978,073)	(63,823,907)
Net increase (decrease)	(4,108)	(1,173,577)	$ (25,680)	$ (11,044,141)
Class T
Shares sold	330,588	732,783	$ 3,210,506	$ 6,962,467
Reinvestment of distributions	36,538	157,763	352,482	1,448,105
Shares redeemed	(325,424)	(913,936)	(3,149,965)	(8,624,935)
Net increase (decrease)	41,702	(23,390)	$ 413,023	$ (214,363)
Class B
Shares sold	23,418	25,870	$ 226,831	$ 242,066
Reinvestment of distributions	4,273	27,430	41,013	250,401
Shares redeemed	(88,746)	(182,828)	(858,230)	(1,723,949)
Net increase (decrease)	(61,055)	(129,528)	$ (590,386)	$ (1,231,482)
Class C
Shares sold	1,578,009	1,614,136	$ 15,175,696	$ 15,135,484
Reinvestment of distributions	84,879	433,947	809,527	3,940,152
Shares redeemed	(845,133)	(2,180,687)	(8,125,766)	(20,357,240)
Net increase (decrease)	817,755	(132,604)	$ 7,859,457	$ (1,281,604)
Strategic Real Return
Shares sold	16,241,223	17,998,125	$ 157,975,265	$ 170,736,896
Reinvestment of distributions	932,019	5,579,449	9,016,753	51,346,847
Shares redeemed	(7,760,869)	(340,855,724) B	(75,529,019)	(3,205,727,988) B
Net increase (decrease)	9,412,373	(317,278,150)	$ 91,462,999	$ (2,983,644,245)
Class F
Shares sold	-	7,877,360	$ -	$ 73,260,294
Reinvestment of distributions	-	875,962	-	8,050,092
Shares redeemed	-	(130,189,980) B	-	(1,225,059,560) B
Net increase (decrease)	-	(121,436,658)	$ -	$ (1,143,749,174)
Institutional Class
Shares sold	14,711,816	18,914,085	$ 143,024,300	$ 179,131,680
Reinvestment of distributions	421,205	1,916,162	4,065,012	17,588,913
Shares redeemed	(3,880,433)	(73,986,633) B	(37,681,778)	(695,703,126) B
Net increase (decrease)	11,252,588	(53,156,386)	$ 109,407,534	$ (498,982,533)

A All class F shares were redeemed on October 21, 2011.

B Amount includes in-kind redemptions.

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2013 and for the year ended September 30, 2012, and the financial highlights for the six months ended March 31, 2013 and for each of the five years in the period ended September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2013 and for the year ended September 30, 2012, and the financial highlights for the six months ended March 31, 2013 and for each of the five years in the period ended September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARRSI-USAN-0513
1.814975.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 24, 2013